iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 1.5%
ANZ Group Holdings Ltd. ................... 932,511 $ 24,768,901
APA Group ............................. 411,812 3,076,324
Aristocrat Leisure Ltd. ...................... 184,977 6,364,221
ASX Ltd. .............................. 65,959 2,887,221
BHP Group Ltd. .......................... 1,604,870 63,519,701
Brambles Ltd. ........................... 450,618 7,341,681
CAR Group Ltd. .......................... 122,066 2,251,730
Cochlear Ltd. ........................... 22,781 1,550,047
Coles Group Ltd. ......................... 412,290 6,571,076
Commonwealth Bank of Australia .............. 528,234 66,534,570
Computershare Ltd. ....................... 169,030 3,713,452
CSL Ltd. ............................... 150,849 13,615,714
Evolution Mining Ltd. ...................... 632,006 5,587,656
Fortescue Ltd. ........................... 540,590 7,791,562
Goodman Group ......................... 637,201 13,805,432
Insurance Australia Group Ltd. ................ 777,745 4,229,454
IREN Ltd.
(a)(b)
............................ 99,861 4,544,674
Lottery Corp. Ltd. (The) ..................... 727,666 2,912,926
Lynas Rare Earths Ltd.
(b)
.................... 280,937 3,985,420
Macquarie Group Ltd. ...................... 112,863 19,388,982
Medibank Pvt Ltd. ........................ 996,912 3,389,830
National Australia Bank Ltd. .................. 957,397 27,695,318
Northern Star Resources Ltd. ................. 413,317 6,335,418
Origin Energy Ltd. ........................ 541,694 4,736,631
Pro Medicus Ltd. ......................... 20,313 1,993,672
Qantas Airways Ltd. ....................... 240,341 1,469,539
QBE Insurance Group Ltd. .................. 476,652 7,720,745
REA Group Ltd. .......................... 15,346 1,899,910
Rio Tinto Ltd. ........................... 107,287 13,141,537
Santos Ltd. ............................. 1,053,071 6,067,156
Scentre Group ........................... 1,645,093 4,420,679
SGH Ltd.
(a)
............................. 63,780 1,806,427
Sigma Healthcare Ltd. ..................... 1,757,583 3,553,294
Sonic Healthcare Ltd. ...................... 141,916 2,030,623
South32 Ltd. ............................ 1,527,785 4,527,663
Stockland .............................. 815,817 2,392,545
Suncorp Group Ltd. ....................... 334,815 4,166,564
Telstra Group Ltd. ........................ 1,301,601 4,998,828
Transurban Group ........................ 983,858 9,971,164
Vicinity Ltd. ............................. 1,343,332 2,442,814
Washington H Soul Pattinson & Co. Ltd. ......... 125,369 3,822,995
Wesfarmers Ltd. ......................... 358,082 19,022,156
Westpac Banking Corp. .................... 1,072,699 30,010,539
WiseTech Global Ltd. ...................... 65,577 2,065,382
Woodside Energy Group Ltd. ................. 595,444 14,235,661
Woolworths Group Ltd. ..................... 375,074 9,313,272
Xero Ltd.
(b)
............................. 52,313 3,072,249
460,743,355
a
Austria  — 0.1%
BAWAG Group AG
(c)
....................... 24,238 4,150,776
Erste Group Bank AG ...................... 100,770 11,134,682
OMV AG .............................. 47,691 3,366,512
Raiffeisen Bank International AG .............. 40,305 2,198,461
Verbund AG ............................ 23,359 1,762,512
22,612,943
a
Belgium  — 0.2%
Ageas SA/N.V. .......................... 55,798 4,372,590
Anheuser-Busch InBev SA/N.V. ............... 310,854 23,488,618
Argenx SE
(b)
............................ 19,232 15,082,267
D'ieteren Group .......................... 5,835 1,205,752
Elia Group SA/N.V.
(b)
...................... 12,952 2,147,969
Security Shares Value
a
Belgium (continued)
Financiere de Tubize SA .................... 4,849 $ 1,116,637
Groupe Bruxelles Lambert N.V. ............... 27,007 2,522,888
KBC Group N.V. ......................... 72,686 9,674,356
Lotus Bakeries N.V. ....................... 111 1,336,263
Sofina SA .............................. 3,672 940,207
Syensqo SA ............................ 20,550 1,363,270
UCB SA ............................... 39,265 10,691,517
73,942,334
a
Brazil  — 0.4%
Ambev SA ............................. 1,403,158 4,111,600
Axia Energia SA ......................... 456,346 5,718,379
B3 SA - Brasil Bolsa Balcao .................. 1,838,332 6,693,551
Banco Bradesco SA ....................... 239,546 808,839
Banco BTG Pactual SA ..................... 409,096 4,902,411
Banco do Brasil SA ....................... 517,110 2,319,361
BB Seguridade Participacoes SA .............. 187,167 1,280,588
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 709,830 4,751,982
Cia Paranaense de Energia - Copel ............ 343,285 1,102,272
CPFL Energia SA ......................... 86,617 855,885
Embraer SA ............................ 258,516 4,021,987
Energisa SA ............................ 22,156 236,334
Eneva SA
(b)
............................. 249,310 1,363,406
Engie Brasil Energia SA .................... 76,365 544,539
Equatorial SA ........................... 437,812 3,741,711
JBS N.V., Class A
(b)
....................... 132,085 2,121,285
Klabin SA .............................. 224,974 794,165
Localiza Rent a Car SA ..................... 283,561 2,629,001
MBRF Global Foods Co. SA ................. 282,709 995,117
Motiva Infraestrutura de Mobilidade SA .......... 442,776 1,430,675
NU Holdings Ltd., Class A
(b)
.................. 1,071,904 15,521,170
Petroleo Brasileiro SA - Petrobras .............. 1,094,210 12,093,807
PRIO SA
(b)
............................. 278,422 3,733,997
Raia Drogasil SA ......................... 433,396 1,920,253
Rede D'Or Sao Luiz SA
(c)
................... 214,380 1,661,166
Rumo SA .............................. 445,967 1,416,669
StoneCo Ltd., Class A ...................... 64,309 706,113
Suzano SA ............................. 220,371 1,951,021
Telefonica Brasil SA ....................... 313,104 2,481,791
TIM SA ............................... 258,500 1,344,233
TOTVS SA ............................. 181,827 1,169,879
Ultrapar Participacoes SA ................... 273,914 1,656,162
Vale SA ............................... 1,170,102 19,182,697
Vibra Energia SA ......................... 359,595 2,418,214
WEG SA .............................. 525,984 4,765,064
XP, Inc., Class A ......................... 118,203 2,264,769
124,710,093
a
Canada  — 3.1%
Agnico Eagle Mines Ltd. .................... 162,967 30,645,018
Alamos Gold, Inc., Class A .................. 133,354 5,321,005
Alimentation Couche-Tard, Inc. ................ 227,660 13,468,368
AltaGas Ltd. ............................ 94,497 3,541,681
ARC Resources Ltd. ....................... 180,595 4,283,705
AtkinsRealis Group, Inc. .................... 51,113 3,526,942
Bank of Montreal ......................... 221,353 33,706,081
Bank of Nova Scotia (The) ................... 390,283 30,364,124
Barrick Mining Corp. ....................... 532,774 20,932,858
BCE, Inc. .............................. 23,695 563,091
Bombardier, Inc., Class B
(a)(b)
................. 28,280 6,009,305
Brookfield Asset Management Ltd., Class A ....... 132,332 6,357,703
Brookfield Corp. .......................... 638,696 28,846,762
Brookfield Renewable Corp. ................. 40,322 1,463,448

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Canada (continued)
CAE, Inc.
(b)
............................. 101,276 $ 2,646,813
Cameco Corp. ........................... 136,494 16,779,010
Canadian Imperial Bank of Commerce .......... 296,129 33,043,231
Canadian National Railway Co. ............... 167,434 18,806,203
Canadian Natural Resources Ltd. .............. 656,922 31,357,767
Canadian Pacific Kansas City Ltd. ............. 282,985 24,612,101
Canadian Tire Corp. Ltd., Class A, NVS .......... 16,904 2,350,892
Canadian Utilities Ltd., Class A, NVS ............ 87,932 3,138,972
CCL Industries, Inc., Class B, NVS ............. 50,506 3,189,461
Celestica, Inc.
(b)
.......................... 36,191 14,858,466
Cenovus Energy, Inc. ...................... 428,306 12,530,556
CGI, Inc. .............................. 66,463 4,350,297
Constellation Software, Inc. .................. 6,441 11,730,648
Descartes Systems Group, Inc. (The)
(b)
.......... 23,489 1,694,819
Dollarama, Inc. .......................... 90,398 11,553,055
Element Fleet Management Corp. ............. 123,637 2,951,778
Emera, Inc. ............................. 95,459 5,092,880
Empire Co. Ltd., Class A, NVS ................ 33,415 1,143,886
Enbridge, Inc. ........................... 684,508 37,965,791
Fairfax Financial Holdings Ltd. ................ 6,452 11,165,401
First Quantum Minerals Ltd.
(b)
................ 219,117 5,365,209
FirstService Corp. ........................ 10,209 1,367,939
Fortis, Inc. ............................. 154,932 8,860,101
Franco-Nevada Corp. ...................... 59,357 13,694,038
George Weston Ltd. ....................... 54,524 3,934,912
GFL Environmental, Inc. .................... 78,284 3,140,927
Gildan Activewear, Inc. ..................... 51,369 3,187,990
Great-West Lifeco , Inc. ..................... 88,713 4,740,155
Hydro One Ltd.
(c)
......................... 117,255 5,037,731
iA Financial Corp., Inc. ..................... 33,177 4,269,889
IGM Financial, Inc. ........................ 18,771 1,046,511
Imperial Oil Ltd. .......................... 55,525 7,437,942
Intact Financial Corp. ...................... 58,213 11,217,043
Ivanhoe Mines Ltd., Class A
(a)(b)
............... 238,671 1,932,772
Keyera Corp. ........................... 68,111 2,631,476
Kinross Gold Corp. ........................ 396,766 12,019,672
Loblaw Companies Ltd. .................... 187,101 8,625,365
Lundin Gold, Inc. ......................... 34,759 2,336,032
Lundin Mining Corp.
(a)
...................... 206,716 5,305,054
Magna International, Inc. .................... 87,983 5,599,536
Manulife Financial Corp. .................... 532,488 20,937,302
Metro, Inc., Class A ....................... 70,241 4,708,761
National Bank of Canada ................... 123,328 18,616,095
Nutrien Ltd. ............................. 154,105 11,713,727
Open Text Corp. ......................... 94,719 2,147,015
Pan American Silver Corp. ................... 126,824 6,636,471
Pembina Pipeline Corp. .................... 178,561 8,311,858
Power Corp. of Canada .................... 175,793 9,807,188
RB Global, Inc. .......................... 61,070 6,380,575
Restaurant Brands International, Inc. ............ 100,521 8,111,390
Rogers Communications, Inc., Class B, NVS ...... 115,466 4,203,478
Royal Bank of Canada ..................... 435,833 78,388,015
Saputo, Inc. ............................ 99,048 2,999,112
Shopify, Inc., Class A
(b)
..................... 383,270 46,522,294
Stantec, Inc. ............................ 36,022 3,289,939
Sun Life Financial, Inc. ..................... 180,296 12,990,444
Suncor Energy, Inc. ....................... 378,910 25,964,547
TC Energy Corp. ......................... 325,349 21,815,281
Teck Resources Ltd., Class B ................ 148,187 8,651,105
TELUS Corp. ........................... 151,395 1,895,851
TFI International, Inc. ...................... 23,987 3,432,189
Thomson Reuters Corp.
(a)(b)
.................. 51,533 4,929,656
TMX Group Ltd. .......................... 84,296 3,437,993
Toromont Industries Ltd. .................... 23,335 3,628,534
Security Shares Value
a
Canada (continued)
Toronto-Dominion Bank (The) ................ 532,189 $ 57,330,744
Tourmaline Oil Corp.
(a)
..................... 119,077 5,768,224
Wheaton Precious Metals Corp. ............... 140,641 17,765,070
Whitecap Resources, Inc. ................... 395,363 4,665,711
WSP Global, Inc. ......................... 41,927 6,975,744
963,766,725
a
Cayman Islands  — 0.0%
Credo Technology Group Holding Ltd.
(b)
.......... 48,659 8,467,152
a
Chile  — 0.0%
Banco de Chile .......................... 10,085,241 1,890,597
Banco de Credito e Inversiones SA ............. 25,196 1,702,489
Banco Santander Chile ..................... 18,580,000 1,485,681
Cencosud SA ........................... 410,654 1,038,261
Empresas CMPC SA ...................... 321,350 398,594
Empresas Copec SA ...................... 131,685 922,429
Enel Chile SA ........................... 7,801,320 700,533
Falabella SA ............................ 170,213 1,030,952
Latam Airlines Group SA .................... 113,554,990 2,700,656
11,870,192
a
China  — 2.8%
3SBio, Inc.
(a)(b)(c)
.......................... 557,000 1,666,063
AAC Technologies Holdings, Inc. .............. 220,500 1,021,221
Advanced Micro-Fabrication Equipment, Inc. China,
Class A .............................. 19,200 1,066,991
AECC Aviation Power Co. Ltd., Class A .......... 40,800 277,011
Agricultural Bank of China Ltd., Class A .......... 1,558,900 1,577,005
Agricultural Bank of China Ltd., Class H .......... 9,098,000 7,097,335
Aier Eye Hospital Group Co. Ltd., Class A ........ 2,596,686 4,104,117
Akeso , Inc.
(a)(b)(c)
.......................... 247,000 4,332,865
Alibaba Group Holding Ltd. .................. 5,409,576 89,155,271
Alibaba Health Information Technology Ltd.
(a)(b)
..... 1,738,000 982,238
Aluminum Corp. of China Ltd., Class H .......... 1,232,000 1,804,335
Anhui Conch Cement Co. Ltd., Class A .......... 143,792 444,769
Anhui Conch Cement Co. Ltd., Class H .......... 314,500 787,961
Anhui Gujing Distillery Co. Ltd., Class A .......... 16,300 255,861
Anhui Jianghuai Automobile Group Corp. Ltd., Class
A
(b)
................................. 74,300 516,736
ANTA Sports Products Ltd.
(a)
................. 378,600 3,966,222
APT Medical, Inc., Class A ................... 2,230 77,651
Avary Holding Shenzhen Co. Ltd., Class A ........ 53,200 567,743
AviChina Industry & Technology Co. Ltd., Class H ... 898,000 395,598
Baidu, Inc., Class A
(b)
...................... 705,510 11,140,710
Bank of Beijing Co. Ltd., Class A .............. 515,100 399,638
Bank of China Ltd., Class A .................. 717,600 603,784
Bank of China Ltd., Class H .................. 22,808,000 14,810,595
Bank of Communications Co. Ltd., Class A ........ 1,116,700 1,110,988
Bank of Communications Co. Ltd., Class H ....... 2,610,000 2,387,328
Bank of Hangzhou Co. Ltd., Class A ............ 178,900 455,679
Bank of Jiangsu Co. Ltd., Class A .............. 374,400 618,575
Bank of Nanjing Co. Ltd., Class A .............. 265,600 456,842
Bank of Ningbo Co. Ltd., Class A .............. 144,900 704,217
Bank of Shanghai Co. Ltd., Class A ............. 450,200 618,170
Baoshan Iron & Steel Co. Ltd., Class A .......... 678,700 628,161
Beijing Enterprises Holdings Ltd. .............. 204,500 809,384
Beijing Kingsoft Office Software, Inc., Class A ...... 11,000 407,478
Beijing Tong Ren Tang Co. Ltd., Class A ......... 76,500 310,983
Beijing-Shanghai High Speed Railway Co. Ltd., Class A 1,055,300 757,716
BeOne Medicines Ltd., Class H
(b)
.............. 272,634 6,188,565
Bilibili , Inc., Class Z
(b)
...................... 72,428 1,591,545
BOC Aviation Ltd.
(c)
....................... 70,100 719,810
BOE Technology Group Co. Ltd., Class A ......... 742,500 445,022
Bosideng International Holdings Ltd.
(a)
........... 1,128,000 617,284

iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
BYD Co. Ltd., Class A ...................... 143,100 $ 2,171,633
BYD Co. Ltd., Class H ..................... 1,143,700 15,213,685
BYD Electronic International Co. Ltd.
(a)
.......... 215,500 736,439
C&D International Investment Group Ltd.
(a)
........ 234,000 445,109
Cambricon Technologies Corp. Ltd., Class A
(b)
..... 8,600 2,163,790
CGN Power Co. Ltd., Class H
(c)
............... 4,657,000 2,074,971
China CITIC Bank Corp. Ltd., Class H ........... 2,707,000 2,838,830
China CITIC Financial Asset Management Co. Ltd.,
Class H
(b)(c)
........................... 2,922,000 277,766
China Coal Energy Co. Ltd., Class H ............ 695,000 1,300,232
China Construction Bank Corp., Class A ......... 433,600 631,099
China Construction Bank Corp., Class H ......... 30,940,260 34,925,340
China CSSC Holdings Ltd., Class A ............ 126,200 771,471
China Eastern Airlines Corp. Ltd., Class A
(b)
....... 642,100 407,170
China Everbright Bank Co. Ltd., Class A ......... 1,264,800 578,082
China Feihe Ltd.
(a)(c)
....................... 1,185,000 528,731
China Galaxy Securities Co. Ltd., Class A ........ 320,900 603,258
China Galaxy Securities Co. Ltd., Class H ........ 1,036,500 1,105,210
China Gas Holdings Ltd. .................... 772,600 716,665
China Gold International Resources Corp. Ltd. ..... 59,200 1,271,636
China Hongqiao Group Ltd.
(a)
................. 800,000 3,386,437
China International Capital Corp. Ltd., Class A ..... 220,100 1,108,855
China International Capital Corp. Ltd., Class H
(c)
.... 500,400 1,306,390
China Life Insurance Co. Ltd., Class A ........... 76,900 414,159
China Life Insurance Co. Ltd., Class H .......... 2,367,000 8,731,984
China Literature Ltd.
(a)(b)(c)
................... 121,000 382,699
China Longyuan Power Group Corp. Ltd., Class H .. 699,000 594,362
China Mengniu Dairy Co. Ltd. ................ 1,034,000 2,302,730
China Merchants Bank Co. Ltd., Class A ......... 449,500 2,521,090
China Merchants Bank Co. Ltd., Class H ......... 1,201,788 7,273,864
China Merchants Port Holdings Co. Ltd. ......... 444,000 883,107
China Merchants Securities Co. Ltd., Class A ...... 550,100 1,269,534
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A .......................... 157,100 200,076
China Minsheng Banking Corp. Ltd., Class A ...... 967,300 523,917
China Minsheng Banking Corp. Ltd., Class H ...... 2,085,000 951,496
China National Building Material Co. Ltd., Class H ... 1,060,000 690,747
China National Nuclear Power Co. Ltd., Class A .... 465,400 613,266
China Nonferrous Mining Corp. Ltd. ............ 269,000 467,711
China Northern Rare Earth Group High-Tech Co. Ltd.,
Class A .............................. 89,100 694,852
China Oilfield Services Ltd., Class H ............ 670,000 808,979
China Overseas Land & Investment Ltd. ......... 1,146,000 1,968,455
China Pacific Insurance Group Co. Ltd., Class A .... 127,097 695,762
China Pacific Insurance Group Co. Ltd., Class H .... 808,200 3,528,089
China Petroleum & Chemical Corp., Class A ....... 1,139,120 899,935
China Petroleum & Chemical Corp., Class H ...... 6,681,200 3,947,185
China Power International Development Ltd. ...... 1,783,000 745,257
China Railway Group Ltd., Class H ............. 1,507,000 730,565
China Resources Beer Holdings Co. Ltd. ......... 539,000 1,857,235
China Resources Gas Group Ltd. .............. 284,000 682,240
China Resources Land Ltd. .................. 949,500 3,989,354
China Resources Microelectronics Ltd., Class A .... 69,400 579,316
China Resources Mixc Lifestyle Services Ltd.
(a)(c)
.... 178,000 1,075,046
China Resources Power Holdings Co. Ltd.
(a)
....... 612,000 1,509,166
China Ruyi Holdings Ltd.
(b)
................... 4,204,000 786,332
China Shenhua Energy Co. Ltd., Class A ......... 114,700 805,483
China Shenhua Energy Co. Ltd., Class H ......... 1,100,000 6,833,057
China State Construction Engineering Corp. Ltd., Class
A .................................. 670,877 482,865
China State Construction International Holdings Ltd.
(a)
428,000 495,622
China Taiping Insurance Holdings Co. Ltd. ........ 459,000 1,312,234
China Three Gorges Renewables Group Co. Ltd., Class
A .................................. 1,087,700 652,100
Security Shares Value
a
China (continued)
China Tourism Group Duty Free Corp. Ltd., Class A .. 48,692 $ 469,714
China Tower Corp. Ltd., Class H
(c)
.............. 1,301,000 1,843,665
China Tungsten And Hightech Materials Co. Ltd., Class
A .................................. 68,300 587,192
China United Network Communications Ltd., Class A . 696,800 462,221
China Vanke Co. Ltd., Class A
(b)
............... 258,396 148,258
China Yangtze Power Co. Ltd., Class A .......... 554,110 2,216,034
Chongqing Changan Automobile Co. Ltd., Class A ... 156,100 218,122
Chongqing Rural Commercial Bank Co. Ltd., Class H 597,000 529,735
Chongqing Zhifei Biological Products Co. Ltd., Class
A
(b)
................................. 815,800 1,815,827
Chow Tai Fook Jewellery Group Ltd. ............ 523,600 717,769
CITIC Ltd. .............................. 1,220,000 2,027,462
CITIC Securities Co. Ltd., Class A .............. 513,123 2,052,358
CITIC Securities Co. Ltd., Class H ............. 422,025 1,498,371
CMOC Group Ltd., Class A .................. 429,800 1,185,858
CMOC Group Ltd., Class H .................. 1,164,000 2,661,477
Contemporary Amperex Technology Co. Ltd., Class A 88,800 5,702,190
Contemporary Amperex Technology Co. Ltd., Class H
(a)
28,300 2,236,718
COSCO SHIPPING Energy Transportation Co. Ltd.,
Class A .............................. 291,500 920,038
COSCO SHIPPING Holdings Co. Ltd., Class H ..... 725,800 1,334,379
CRRC Corp. Ltd., Class A ................... 452,900 395,801
CRRC Corp. Ltd., Class H ................... 1,486,000 989,166
CSC Financial Co. Ltd., Class A ............... 116,800 394,982
CSPC Pharmaceutical Group Ltd. .............. 2,461,120 2,681,578
Daqin Railway Co. Ltd., Class A ............... 451,100 348,003
East Money Information Co. Ltd., Class A ......... 274,360 821,450
Eastroc Beverage Group Co. Ltd., Class A ........ 13,520 403,796
ENN Energy Holdings Ltd. ................... 233,600 1,831,263
Eoptolink Technology, Inc. Ltd., Class A .......... 21,140 1,637,062
Eve Energy Co. Ltd., Class A ................. 43,100 461,187
Far East Horizon Ltd.
(a)
..................... 462,000 442,843
Foshan Haitian Flavouring & Food Co. Ltd., Class A . 125,621 711,594
Founder Securities Co. Ltd., Class A ............ 1,885,400 1,988,235
Foxconn Industrial Internet Co. Ltd., Class A ....... 236,200 2,193,809
Fuyao Glass Industry Group Co. Ltd., Class H
(c)
.... 202,800 1,540,581
Ganfeng Lithium Group Co. Ltd., Class A ......... 29,500 385,947
Ganfeng Lithium Group Co. Ltd., Class H
(c)
....... 112,800 1,213,289
GCL Technology Holdings Ltd.
(b)
............... 5,760,000 666,383
GD Power Development Co. Ltd., Class A ........ 770,300 534,488
GDS Holdings Ltd., Class A
(b)
................. 325,600 1,718,374
Geely Automobile Holdings Ltd. ............... 1,959,000 5,727,558
Genscript Biotech Corp.
(b)
................... 390,000 694,347
GF Securities Co. Ltd., Class A ............... 415,800 1,296,792
GF Securities Co. Ltd., Class H ............... 249,400 565,420
Giant Biogene Holding Co. Ltd.
(a)(c)
............. 81,600 316,921
GigaDevice Semiconductor, Inc., Class A ......... 17,300 804,357
GoerTek , Inc., Class A ..................... 140,000 507,651
Great Wall Motor Co. Ltd., Class H ............. 725,000 1,073,731
Gree Electric Appliances, Inc. of Zhuhai, Class A .... 92,300 542,006
Guangdong Haid Group Co. Ltd., Class A ........ 69,500 508,488
Guangdong HEC Technology Holding Co. Ltd., Class
A
(b)
................................. 45,900 239,682
Guangdong Investment Ltd. .................. 1,022,000 1,067,342
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd., Class A .......................... 240,200 796,903
Guangzhou Tinci Materials Technology Co. Ltd., Class
A .................................. 76,300 679,289
Guolian Minsheng Securities Co. Ltd., Class A ..... 584,900 828,011
Guotai Haitong Securities Co. Ltd. ............. 431,532 1,021,759
Guotai Haitong Securities Co. Ltd., Class H
(c)
...... 553,112 949,075
H World Group Ltd., Class A, ADR ............. 67,674 3,494,685
Haidilao International Holding Ltd.
(a)(c)
........... 529,000 975,668

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Haier Smart Home Co. Ltd., Class A ............ 105,500 $ 333,449
Haier Smart Home Co. Ltd., Class H ............ 790,600 2,233,014
Haisco Pharmaceutical Group Co. Ltd., Class A .... 93,000 796,822
Haitian International Holdings Ltd. ............. 196,000 531,776
Hangzhou Chang Chuan Technology Co. Ltd., Class A 26,500 679,062
Hansoh Pharmaceutical Group Co. Ltd.
(c)
......... 414,000 1,982,923
Henan Shuanghui Investment & Development Co. Ltd.,
Class A .............................. 259,100 1,053,080
Hengan International Group Co. Ltd. ............ 226,500 776,523
Hengli Petrochemical Co. Ltd., Class A .......... 170,800 555,155
Hengtong Optic-electric Co. Ltd., Class A ......... 91,800 890,007
Hesai Group, Class B
(a)(b)
.................... 34,860 785,007
Hithink RoyalFlush Information Network Co. Ltd., Class
A .................................. 15,260 528,261
Horizon Robotics, Class B
(a)(b)
................ 1,471,800 1,384,834
Hua Hong Semiconductor Ltd., Class H
(a)(b)(c)
...... 237,000 3,491,167
Huaneng Power International, Inc., Class H ....... 1,526,000 1,217,683
Huatai Securities Co. Ltd., Class H
(c)
............ 554,000 1,149,569
Huaxia Bank Co. Ltd., Class A ................ 441,100 444,894
Hygon Information Technology Co. Ltd., Class A .... 37,144 1,631,448
Iflytek Co. Ltd., Class A ..................... 68,700 484,088
Industrial & Commercial Bank of China Ltd., Class A . 987,091 1,075,338
Industrial & Commercial Bank of China Ltd., Class H . 21,379,260 19,261,650
Industrial Bank Co. Ltd., Class A ............... 351,500 922,583
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd.,
Class A .............................. 76,100 480,309
Inner Mongolia Yili Industrial Group Co. Ltd., Class A . 175,100 704,681
Inner Mongolia Yitai Coal Co. Ltd., Class B ....... 185,900 494,494
Innovent Biologics, Inc.
(b)(c)
................... 598,000 6,983,105
J&T Global Express Ltd.
(b)
................... 704,800 881,844
JD Health International, Inc.
(b)(c)
............... 317,300 1,875,208
JD Logistics, Inc.
(b)(c)
....................... 491,000 956,267
JD.com, Inc., Class A ...................... 761,926 11,543,272
Jiangsu Expressway Co. Ltd., Class H .......... 524,000 711,155
Jiangsu Hengli Hydraulic Co. Ltd., Class A ........ 41,300 639,398
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A .. 118,518 939,052
Jiangsu Yanghe Distillery Co. Ltd., Class A ........ 37,000 266,952
Jiangxi Copper Co. Ltd., Class H .............. 375,000 1,782,174
Kanzhun Ltd., ADR ....................... 93,036 1,257,847
KE Holdings, Inc., Class A ................... 640,527 3,556,608
Kingdee International Software Group Co. Ltd.
(a)(b)
... 871,000 963,615
Kingsoft Corp. Ltd.
(a)
....................... 283,800 838,359
Kuaishou Technology, Class B
(c)
............... 826,700 4,602,097
Kunlun Energy Co. Ltd. ..................... 1,192,000 1,147,116
Kweichow Moutai Co. Ltd., Class A ............. 22,732 4,608,095
Laopu Gold Co. Ltd., Class H
(a)
............... 7,000 499,791
Legend Biotech Corp., Class A, ADR
(b)
........... 18,110 425,947
Lenovo Group Ltd. ........................ 2,552,000 3,837,498
Lens Technology Co. Ltd., Class A ............. 107,400 409,336
Li Auto, Inc., Class A
(a)(b)
.................... 365,176 3,213,630
Li Ning Co. Ltd.
(a)
......................... 747,500 1,946,093
Lingyi iTech Guangdong Co., Class A ........... 312,000 648,101
Longfor Group Holdings Ltd.
(a)(c)
............... 555,000 574,662
LONGi Green Energy Technology Co. Ltd., Class A
(b)
. 226,820 549,121
Luxshare Precision Industry Co. Ltd., Class A ...... 151,340 1,503,178
Luzhou Laojiao Co. Ltd., Class A .............. 35,100 514,886
Meitu , Inc.
(b)(c)
........................... 1,180,000 635,354
Meituan , Class B
(b)(c)
....................... 1,583,820 17,040,611
Midea Group Co. Ltd., Class A ................ 84,900 1,009,965
Midea Group Co. Ltd., Class H ................ 129,300 1,494,146
MINISO Group Holding Ltd. .................. 100,424 370,549
MMG Ltd.
(b)
............................. 1,432,800 1,545,827
Montage Technology Co. Ltd., Class A ........... 29,353 754,053
Muyuan Foods Co. Ltd., Class A ............... 94,612 620,708
Security Shares Value
a
China (continued)
NARI Technology Co. Ltd., Class A ............. 288,620 $ 1,100,400
NAURA Technology Group Co. Ltd., Class A ....... 17,415 1,378,227
NetEase Cloud Music, Inc.
(b)(c)
................ 19,900 293,879
NetEase, Inc. ........................... 555,090 12,994,200
New China Life Insurance Co. Ltd., Class A ....... 64,500 611,164
New China Life Insurance Co. Ltd., Class H ....... 252,000 1,654,945
New Hope Liuhe Co. Ltd., Class A ............. 257,500 329,665
New Oriental Education & Technology Group, Inc. ... 371,630 2,027,799
Ningbo Tuopu Group Co. Ltd., Class A .......... 44,080 393,226
Ningxia Baofeng Energy Group Co. Ltd., Class A ... 184,200 827,805
NIO, Inc., Class A
(b)
....................... 591,785 3,818,509
Nongfu Spring Co. Ltd., Class H
(c)
.............. 649,600 3,928,560
OmniVision Integrated Circuits Group, Inc. ........ 26,900 389,253
Orient Overseas International Ltd.
(a)
............ 40,000 698,324
Orient Securities Co. Ltd./China, Class A ......... 285,400 393,210
PDD Holdings, Inc., ADR
(a)(b)
................. 222,641 22,237,383
People's Insurance Co. Group of China Ltd. (The),
Class H ............................. 2,442,000 1,670,856
PetroChina Co. Ltd., Class A ................. 349,400 625,463
PetroChina Co. Ltd., Class H ................. 6,434,000 9,924,535
PICC Property & Casualty Co. Ltd., Class H ....... 2,256,000 4,075,154
Ping An Bank Co. Ltd., Class A ................ 422,400 711,206
Ping An Insurance Group Co of China Ltd., Class A .. 233,700 2,038,227
Ping An Insurance Group Co of China Ltd., Class H .. 2,088,000 16,971,468
Piotech , Inc., Class A ...................... 10,778 706,926
Pony AI, Inc., Class A
(b)
..................... 56,200 550,987
Pop Mart International Group Ltd.
(a)(c)
............ 155,600 3,167,053
Postal Savings Bank of China Co. Ltd., Class A ..... 1,020,500 757,392
Postal Savings Bank of China Co. Ltd., Class H
(c)
... 2,966,000 1,907,204
Qinghai Salt Lake Industry Co. Ltd., Class A
(b)
...... 160,500 930,715
Remegen Co. Ltd., Class H
(b)(c)
................ 47,500 615,795
Rockchip Electronics Co. Ltd., Class A .......... 45,300 1,223,146
Rongsheng Petrochemical Co. Ltd., Class A ....... 207,500 425,082
SAIC Motor Corp. Ltd., Class A ............... 166,013 336,292
Sanan Optoelectronics Co. Ltd., Class A ......... 367,200 736,747
Sany Heavy Industry Co. Ltd., Class A ........... 253,100 756,323
SDIC Power Holdings Co. Ltd., Class A .......... 289,200 577,024
SenseTime Group, Inc., Class B
(a)(b)(c)
........... 17,192,000 4,393,886
Seres Group Co. Ltd., Class A ................ 26,100 340,692
SF Holding Co. Ltd., Class A ................. 232,000 1,262,943
Shaanxi Coal Industry Co. Ltd., Class A .......... 163,300 624,468
Shandong Gold Mining Co. Ltd., Class A ......... 43,200 219,263
Shandong Gold Mining Co. Ltd., Class H
(c)
........ 262,250 960,647
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd., Class A .......................... 457,700 1,681,092
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H ............................. 701,200 307,964
Shanghai Allist Pharmaceuticals Co. Ltd., Class A ... 6,800 92,581
Shanghai Electric Group Co. Ltd., Class A
(b)
....... 318,600 378,762
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class
A .................................. 120,100 439,135
Shanghai Pudong Development Bank Co. Ltd., Class A 519,365 704,996
Shanghai Rural Commercial Bank Co. Ltd., Class A .. 1,683,700 2,211,864
Shanghai United Imaging Healthcare Co. Ltd., Class A 20,344 327,440
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A 28,600 600,228
Sharetronic Data Technology Co. Ltd., Class A ..... 19,600 753,304
Shengyi Technology Co. Ltd., Class A ........... 62,600 709,885
Shennan Circuits Co. Ltd., Class A ............. 17,800 824,711
Shenwan Hongyuan Group Co. Ltd., Class A ...... 992,700 691,059
Shenzhen Envicool Technology Co. Ltd., Class A ... 30,600 428,096
Shenzhen Inovance Technology Co. Ltd., Class A ... 25,300 255,110
Shenzhen Longsys Electronics Co. Ltd., Class A
(b)
... 12,200 729,668
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A .............................. 29,900 740,130

iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Shenzhen Transsion Holdings Co. Ltd., Class A .... 153,084 $ 1,296,483
Shenzhou International Group Holdings Ltd. ....... 251,700 1,534,217
Sichuan Chuantou Energy Co. Ltd., Class A ....... 334,300 750,102
Sichuan Kelun Pharmaceutical Co. Ltd., Class A .... 258,600 1,308,663
Sichuan Kelun -Biotech Biopharmaceutical Co. Ltd.,
Class H
(b)
............................ 12,300 743,992
Sino Biopharmaceutical Ltd. ................. 2,916,000 2,029,722
Sinopharm Group Co. Ltd., Class H ............ 329,600 784,040
Sinotruk Hong Kong Ltd. .................... 252,500 1,239,853
Smoore International Holdings Ltd.
(a)(c)
........... 536,000 640,715
Sungrow Power Supply Co. Ltd., Class A ......... 33,880 689,225
Sunny Optical Technology Group Co. Ltd.
(a)
....... 225,000 1,852,337
Suzhou Dongshan Precision Manufacturing Co. Ltd.,
Class A .............................. 51,500 1,419,972
Suzhou TFC Optical Communication Co. Ltd., Class A 11,800 533,611
TAL Education Group, ADR
(b)
................. 105,117 1,168,901
TBEA Co. Ltd., Class A ..................... 184,800 731,746
Tencent Holdings Ltd. ...................... 2,018,300 122,575,871
Tencent Music Entertainment Group, ADR ........ 188,113 1,724,996
Tingyi Cayman Islands Holding Corp. ........... 502,000 774,557
Tongcheng Travel Holdings Ltd.
(a)
.............. 336,800 768,739
Tongwei Co. Ltd., Class A
(b)
.................. 152,500 391,009
Trip.com Group Ltd.
(b)
...................... 195,826 10,574,401
Tsingtao Brewery Co. Ltd., Class A ............. 80,600 748,678
Tsingtao Brewery Co. Ltd., Class H ............. 140,000 967,906
UBTech Robotics Corp. Ltd., Class H
(a)(b)
......... 61,900 848,648
Verisilicon Microelectronics Shanghai Co. Ltd., Class
A
(b)
................................. 15,099 629,693
Victory Giant Technology Huizhou Co. Ltd., Class A .. 14,000 684,414
Vipshop Holdings Ltd., ADR .................. 90,092 1,296,424
Wanhua Chemical Group Co. Ltd., Class A ........ 83,653 1,100,264
Want Want China Holdings Ltd. ............... 1,672,000 943,535
Weichai Power Co. Ltd., Class H .............. 649,000 3,226,106
Wens Foodstuff Group Co. Ltd., Class A ......... 221,416 532,989
Wharf Holdings Ltd. (The)
(a)
.................. 278,000 917,853
Wuliangye Yibin Co. Ltd., Class A .............. 103,400 1,471,453
WUS Printed Circuit Kunshan Co. Ltd., Class A ..... 57,700 878,689
WuXi AppTec Co. Ltd., Class A ................ 51,459 834,010
WuXi AppTec Co. Ltd., Class H
(c)
.............. 135,512 2,380,661
Wuxi Biologics Cayman, Inc.
(b)(c)
............... 1,111,500 4,749,157
WuXi XDC Cayman, Inc.
(b)
................... 135,000 1,025,086
XCMG Construction Machinery Co. Ltd., Class A .... 448,500 655,434
Xiamen Tungsten Co. Ltd., Class A ............. 78,900 671,537
Xiaomi Corp., Class B
(b)(c)
................... 5,561,600 20,868,235
Xinjiang Daqo New Energy Co. Ltd., Class A
(b)
..... 504,027 1,655,062
Xinyi Solar Holdings Ltd. .................... 1,544,000 568,391
XPeng , Inc., Class A
(b)
..................... 380,734 3,043,022
XtalPi Holdings Ltd.
(a)(b)
..................... 346,000 425,228
Yadea Group Holdings Ltd.
(c)
................. 446,000 685,015
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.,
Class H
(a)(c)
........................... 236,000 6,085,005
Yankuang Energy Group Co. Ltd., Class A ........ 250,510 837,937
Yankuang Energy Group Co. Ltd., Class H ........ 1,101,600 2,311,331
Yantai Jereh Oilfield Services Group Co. Ltd., Class A 35,200 707,724
Yum China Holdings, Inc. ................... 114,215 5,588,910
Yunnan Baiyao Group Co. Ltd., Class A .......... 82,500 641,850
Zangge Mining Co. Ltd., Class A ............... 51,800 683,216
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A .............................. 21,692 455,830
Zhaojin Mining Industry Co. Ltd., Class H ......... 444,500 1,633,228
Zhejiang Century Huatong Group Co. Ltd., Class A
(b)
. 264,100 618,956
Zhejiang Huayou Cobalt Co. Ltd., Class A ........ 54,200 533,875
Zhejiang Juhua Co. Ltd., Class A .............. 68,200 367,425
Zhejiang Leapmotor Technology Co. Ltd., Class H
(a)(b)(c)
138,300 844,164
Security Shares Value
a
China (continued)
Zhejiang NHU Co. Ltd., Class A ............... 165,900 $ 847,200
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A 64,700 448,666
Zhongji Innolight Co. Ltd., Class A ............. 19,600 2,475,816
Zhongjin Gold Corp. Ltd., Class A .............. 185,300 710,850
Zhuzhou CRRC Times Electric Co. Ltd., Class H .... 216,100 987,398
Zijin Mining Group Co. Ltd., Class A ............ 480,400 2,366,472
Zijin Mining Group Co. Ltd., Class H ............ 1,764,000 8,192,014
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class A .......................... 402,000 469,592
ZTE Corp., Class H ....................... 243,600 781,984
ZTO Express Cayman, Inc. .................. 140,095 3,549,846
869,394,477
a
Colombia  — 0.0%
Interconexion Electrica SA ESP ............... 51,571 398,849
a
Czech Republic  — 0.0%
CEZ A.S. .............................. 48,129 2,772,791
Komercni Banka A.S. ...................... 28,797 1,532,916
4,305,707
a
Denmark  — 0.4%
AP Moller - Maersk A.S., Class A .............. 868 2,036,692
AP Moller - Maersk A.S., Class B, NVS
(a)
......... 1,111 2,632,172
Carlsberg A.S., Class B .................... 29,222 3,957,062
Coloplast A.S., Class B ..................... 40,988 2,531,979
Danske Bank A.S. ........................ 210,814 10,837,628
Demant A.S.
(a)(b)
.......................... 24,815 786,972
DSV A.S. .............................. 63,872 15,708,667
Genmab A.S.
(b)
.......................... 20,445 5,413,354
Novo Nordisk A.S., Class B .................. 1,011,476 43,024,076
Novonesis Novozymes B ................... 115,650 7,106,199
Orsted A.S.
(b)(c)
........................... 185,972 4,973,541
Pandora A.S. ........................... 25,369 1,930,554
ROCKWOOL A.S., Class B
(a)
................. 25,119 731,226
Tryg A.S. .............................. 122,419 2,941,555
Vestas Wind Systems A.S. .................. 307,291 9,449,012
114,060,689
a
Egypt  — 0.0%
Commercial International Bank - Egypt (CIB) ...... 700,345 1,763,593
Talaat Moustafa Group ..................... 191,013 335,253
2,098,846
a
Finland  — 0.2%
Elisa OYJ .............................. 42,887 2,082,933
Fortum OYJ ............................ 140,348 3,535,797
Kesko OYJ, Class B ....................... 84,318 2,074,197
Kone OYJ, Class B ....................... 103,837 6,605,260
Metso OYJ ............................. 187,438 3,237,864
Neste OYJ ............................. 133,085 4,597,122
Nokia OYJ ............................. 1,644,999 20,902,284
Orion OYJ, Class B ....................... 27,418 2,215,054
Sampo OYJ, Class A ...................... 780,958 8,115,118
Stora Enso OYJ, Class R ................... 197,702 2,201,327
UPM- Kymmene OYJ ...................... 166,717 4,995,314
Wartsila OYJ Abp ......................... 169,086 7,101,133
67,663,403
a
France  — 2.2%
Accor SA .............................. 61,908 3,063,748
Aeroports de Paris SA ..................... 5,652 686,286
Air Liquide SA ........................... 181,187 38,980,600
Airbus SE .............................. 186,036 38,353,063
Alstom SA
(b)
............................ 93,250 1,873,792
Amundi SA
(c)
............................ 12,544 1,212,456

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
France (continued)
ArcelorMittal SA .......................... 136,324 $ 7,914,316
AXA SA ............................... 563,997 27,187,634
Ayvens SA
(c)
............................ 41,782 565,405
BioMerieux ............................. 10,445 881,401
BNP Paribas SA ......................... 321,060 33,718,186
Bollore SE ............................. 289,162 1,825,926
Bouygues SA ........................... 71,693 4,239,906
Bureau Veritas SA ........................ 118,698 3,637,302
Capgemini SE ........................... 52,415 6,374,519
Carrefour SA ............................ 192,121 3,821,933
Cie de Saint-Gobain SA .................... 142,910 13,093,383
Cie Generale des Etablissements Michelin SCA .... 225,980 8,186,355
Covivio SA ............................. 9,045 598,218
Credit Agricole SA ........................ 335,968 6,562,163
Danone SA ............................. 196,912 15,427,666
Dassault Aviation SA ...................... 6,070 2,122,665
Dassault Systemes SE ..................... 209,736 4,726,109
Eiffage SA ............................. 27,738 4,472,151
Engie SA .............................. 546,259 18,006,080
EssilorLuxottica SA ....................... 92,969 19,678,705
Eurofins Scientific SE ...................... 38,073 2,646,544
Euronext N.V.
(c)
.......................... 20,541 3,438,382
Gecina SA ............................. 12,822 1,084,026
Getlink SE ............................. 116,304 2,603,058
Hermes International SCA ................... 9,593 18,352,378
Ipsen SA .............................. 10,773 2,115,835
Kering SA .............................. 23,153 6,369,698
Klepierre SA ............................ 40,707 1,649,293
Legrand SA ............................ 85,726 15,358,963
L'Oreal SA ............................. 75,226 32,399,006
LVMH Moet Hennessy Louis Vuitton SE .......... 78,201 41,775,692
Orange SA ............................. 542,206 11,290,000
Pernod Ricard SA ........................ 65,082 4,838,317
Publicis Groupe SA ....................... 73,660 6,882,590
Renault SA ............................. 66,543 2,337,603
Rexel SA .............................. 39,582 1,674,052
Safran SA .............................. 112,780 36,215,072
Sanofi SA .............................. 348,400 32,602,036
Sartorius Stedim Biotech .................... 8,972 1,658,129
Schneider Electric SE ...................... 170,138 54,139,398
Societe Generale SA ...................... 224,109 18,040,777
Sodexo SA ............................. 28,763 1,462,987
STMicroelectronics N.V. .................... 206,097 11,227,337
Thales SA .............................. 30,257 8,312,720
TotalEnergies SE ......................... 626,803 58,276,091
Unibail - Rodamco -Westfield .................. 41,054 4,984,261
Veolia Environnement SA ................... 213,522 9,029,667
Vinci SA ............................... 161,412 24,409,084
682,382,964
a
Germany  — 1.9%
adidas AG ............................. 54,960 9,511,243
Allianz SE, Registered ..................... 118,658 54,194,947
BASF SE .............................. 274,492 17,604,972
Bayer AG, Registered ...................... 305,729 13,708,184
Bayerische Motoren Werke AG ............... 85,419 7,816,962
Beiersdorf AG
(a)
.......................... 30,419 2,521,724
Brenntag SE
(a)
........................... 42,521 3,096,588
Commerzbank AG ........................ 231,930 9,586,566
Continental AG .......................... 33,149 2,508,154
CTS Eventim AG & Co. KGaA
(a)
............... 18,411 1,215,194
Daimler Truck Holding AG ................... 148,973 7,513,884
Delivery Hero SE
(b)(c)
....................... 63,022 1,533,840
Deutsche Bank AG, Registered ............... 577,683 17,948,050
Deutsche Boerse AG ...................... 59,163 18,151,073
Security Shares Value
a
Germany (continued)
Deutsche Lufthansa AG, Registered
(a)
........... 215,084 $ 1,842,934
Deutsche Post AG ........................ 293,164 17,359,474
Deutsche Telekom AG, Registered ............. 1,156,110 37,343,090
E.ON SE .............................. 716,164 15,877,530
Evonik Industries AG ...................... 54,246 1,121,980
Fresenius Medical Care AG
(a)
................. 67,714 3,063,954
Fresenius SE & Co. KGaA ................... 130,331 6,311,873
GEA
Group AG .......................... 59,671 4,080,398
Hannover Rueck SE ....................... 18,716 5,655,093
Heidelberg Materials AG .................... 42,085 9,285,765
Henkel AG & Co. KGaA .................... 34,759 2,395,446
Hensoldt AG
(a)
........................... 19,744 1,781,578
HOCHTIEF AG
(a)
......................... 3,865 2,078,709
Infineon Technologies AG ................... 410,435 27,603,906
Knorr- Bremse AG ........................ 22,137 2,581,903
LEG Immobilien SE ....................... 22,629 1,587,847
Mercedes-Benz Group AG ................... 222,774 12,985,520
Merck KGaA ............................ 41,353 5,354,678
MTU Aero Engines AG ..................... 17,324 5,941,375
Muenchener Rueckversicherungs -Gesellschaft AG in
Muenchen , Registered ................... 41,252 24,675,782
Nemetschek SE .......................... 21,400 1,553,085
QIAGEN N.V. ........................... 64,076 2,185,731
Rational AG ............................ 1,343 981,996
Rheinmetall AG .......................... 14,385 22,941,338
RWE AG .............................. 200,200 14,577,062
SAP SE ............................... 327,371 54,963,320
Scout24 SE
(c)
........................... 28,067 2,336,923
Siemens AG, Registered .................... 237,342 70,528,801
Siemens Energy AG ....................... 244,286 51,769,520
Siemens Healthineers AG
(c)
.................. 102,221 4,191,486
Symrise AG ............................ 44,918 3,973,475
Talanx AG .............................. 14,789 1,927,602
Vonovia SE ............................. 240,496 6,479,730
Zalando SE
(b)(c)
.......................... 71,456 1,764,956
596,015,241
a
Greece  — 0.1%
Allwyn AG .............................. 53,509 764,166
Alpha Bank SA .......................... 635,608 2,550,841
Eurobank SA ............................ 733,696 3,192,350
Hellenic Telecommunications Organization SA ..... 56,482 1,204,491
JUMBO SA ............................. 35,297 962,747
National Bank of Greece SA ................. 229,495 3,637,079
Piraeus Bank SA
(b)
........................ 282,414 2,673,627
Public Power Corp. SA
(a)
.................... 57,244 1,215,440
16,200,741
a
Hong Kong  — 0.4%
AIA Group Ltd. .......................... 3,379,000 37,097,241
BOC Hong Kong Holdings Ltd. ................ 1,324,500 7,618,773
CK Asset Holdings Ltd. ..................... 565,016 3,559,177
CK Hutchison Holdings Ltd. .................. 864,516 7,218,869
CK Infrastructure Holdings Ltd.
(a)
.............. 184,500 1,553,229
CLP Holdings Ltd. ........................ 532,000 5,115,351
Futu Holdings Ltd., ADR .................... 16,186 2,500,899
Galaxy Entertainment Group Ltd. .............. 575,000 2,453,159
Henderson Land Development Co. Ltd.
(a)
......... 473,003 1,869,642
HKT Trust & HKT Ltd., Class SS ............... 1,236,000 2,004,978
Hong Kong & China Gas Co. Ltd. .............. 3,214,040 2,975,629
Hong Kong Exchanges & Clearing Ltd. .......... 302,200 16,095,989
Hongkong Land Holdings Ltd. ................ 317,200 2,507,794
Jardine Matheson Holdings Ltd. ............... 49,200 3,354,077
Link REIT .............................. 782,760 3,941,425
MTR Corp. Ltd.
(a)
......................... 517,000 2,209,228

iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
Power Assets Holdings Ltd. .................. 414,000 $ 3,421,326
Sands China Ltd. ......................... 756,800 1,587,882
Sino Land Co. Ltd. ........................ 988,000 1,584,327
SITC International Holdings Co. Ltd.
(a)
........... 441,000 1,846,454
Sun Hung Kai Properties Ltd. ................. 455,000 7,965,720
Swire Pacific Ltd., Class A ................... 105,500 1,147,522
Techtronic Industries Co. Ltd. ................. 454,000 6,582,862
WH Group Ltd.
(c)
......................... 2,772,000 3,369,223
Wharf Real Estate Investment Co. Ltd.
(a)
......... 476,200 1,491,217
Zijin Gold International Co. Ltd.
(b)
.............. 54,400 1,074,592
132,146,585
a
Hungary  — 0.0%
MOL Hungarian Oil & Gas PLC ............... 119,126 1,587,872
OTP Bank Nyrt .......................... 79,304 10,636,959
Richter Gedeon Nyrt ....................... 25,206 1,063,182
13,288,013
a
India  — 1.4%
ABB India Ltd. ........................... 16,000 1,222,245
Adani Enterprises Ltd. ..................... 51,561 1,315,306
Adani Ports & Special Economic Zone Ltd. ........ 156,516 2,750,121
Adani Power Ltd.
(b)
........................ 1,223,089 2,877,996
Aditya Birla Capital Ltd.
(b)
................... 240,066 878,646
Alkem Laboratories Ltd. .................... 13,157 750,836
Ambuja Cements Ltd. ...................... 221,681 1,042,606
APL Apollo Tubes Ltd. ..................... 54,275 1,094,425
Apollo Hospitals Enterprise Ltd. ............... 34,908 2,817,800
Ashok Leyland Ltd. ....................... 989,167 1,700,168
Asian Paints Ltd. ......................... 114,825 2,979,529
Astral Ltd. .............................. 39,389 637,518
AU Small Finance Bank Ltd.
(c)
................ 161,853 1,738,584
Aurobindo Pharma Ltd. ..................... 80,474 1,184,217
Avenue Supermarts Ltd.
(b)(c)
.................. 48,390 2,349,181
Axis Bank Ltd. ........................... 647,326 8,682,304
Bajaj Auto Ltd. ........................... 23,020 2,432,173
Bajaj Finance Ltd. ........................ 865,839 8,600,064
Bajaj Finserv Ltd. ......................... 138,946 2,570,164
Bajaj Holdings & Investment Ltd. .............. 6,863 746,327
Balkrishna Industries Ltd. ................... 24,432 558,959
Bank of Baroda .......................... 354,696 989,613
Bharat Electronics Ltd. ..................... 1,135,325 5,182,997
Bharat Forge Ltd. ......................... 71,325 1,421,811
Bharat Heavy Electricals Ltd. ................. 293,479 1,094,196
Bharat Petroleum Corp. Ltd. ................. 545,794 1,737,904
Bharti Airtel Ltd. .......................... 787,959 15,751,243
Bosch Ltd. ............................. 2,248 855,269
Britannia Industries Ltd. .................... 35,420 2,136,834
BSE Ltd. .............................. 31,026 1,198,363
Canara Bank ............................ 507,708 724,622
CG Power & Industrial Solutions Ltd. ............ 203,527 1,748,468
Cholamandalam Investment and Finance Co. Ltd. ... 143,865 2,384,886
Cipla Ltd. .............................. 193,125 2,676,399
Coal India Ltd. ........................... 547,275 2,783,459
Colgate-Palmolive India Ltd. ................. 32,670 723,795
Coromandel International Ltd. ................ 37,948 796,192
Cummins India Ltd. ....................... 36,535 2,035,521
Dabur India Ltd. .......................... 149,060 695,522
Divi's Laboratories Ltd. ..................... 44,854 3,086,311
Dixon Technologies India Ltd. ................ 11,303 1,338,517
DLF Ltd. ............................... 226,608 1,410,551
Dr Reddy's Laboratories Ltd. ................. 199,094 2,780,522
Eicher Motors Ltd. ........................ 46,187 3,475,335
Eternal Ltd.
(b)
............................ 835,610 2,192,567
Fortis Healthcare Ltd. ...................... 152,467 1,491,217
Security Shares Value
a
India (continued)
FSN E-Commerce Ventures Ltd.
(b)
............. 369,245 $ 1,036,316
GAIL India Ltd. .......................... 791,491 1,369,189
GE Vernova T&D India Ltd. .................. 46,481 2,187,180
GMR Airports Ltd.
(b)
....................... 916,257 936,319
Godrej Consumer Products Ltd. ............... 122,440 1,383,953
Godrej Properties Ltd.
(b)
.................... 30,995 601,879
Grasim Industries Ltd. ...................... 88,909 2,629,210
Havells India Ltd. ......................... 99,017 1,296,792
HCL Technologies Ltd. ..................... 328,339 4,176,124
HDFC Asset Management Co. Ltd.
(c)
............ 52,785 1,514,566
HDFC Bank Ltd. ......................... 3,563,783 29,148,433
HDFC Life Insurance Co. Ltd.
(c)
............... 292,635 1,817,683
Hero MotoCorp Ltd. ....................... 37,807 2,042,973
Hindalco Industries Ltd. .................... 437,287 4,804,290
Hindustan Aeronautics Ltd. .................. 58,980 2,707,942
Hindustan Petroleum Corp. Ltd. ............... 236,197 936,254
Hindustan Unilever Ltd. ..................... 254,003 6,038,343
Hitachi Energy India Ltd. .................... 4,199 1,491,553
Hyundai Motor India Ltd. .................... 51,870 998,115
ICICI Bank Ltd. .......................... 1,657,035 22,234,647
ICICI Lombard General Insurance Co. Ltd.
(c)
....... 80,308 1,498,149
ICICI Prudential Life Insurance Co. Ltd.
(c)
......... 106,693 579,114
IDFC First Bank Ltd. ....................... 927,687 684,430
Indian Hotels Co. Ltd. (The) .................. 259,663 1,748,496
Indian Oil Corp. Ltd. ....................... 875,332 1,317,742
Indus Towers Ltd.
(b)
....................... 431,557 1,870,694
IndusInd Bank Ltd.
(b)
....................... 163,292 1,585,485
Info Edge India Ltd. ....................... 136,891 1,410,674
Infosys Ltd. ............................. 1,035,830 13,040,184
InterGlobe Aviation Ltd.
(c)
.................... 65,552 2,993,771
ITC Ltd. ............................... 1,006,954 3,352,694
Jindal Stainless Ltd. ....................... 121,030 983,510
Jindal Steel Ltd. .......................... 97,795 1,265,484
Jio Financial Services Ltd. ................... 936,103 2,440,669
JSW Energy Ltd. ......................... 153,924 913,724
JSW Steel Ltd. .......................... 229,833 3,076,924
Jubilant Foodworks Ltd. .................... 118,201 598,180
Kalyan Jewellers India Ltd. .................. 151,152 661,689
Kotak Mahindra Bank Ltd. ................... 1,682,097 6,831,462
L&T Finance Ltd. ......................... 290,327 860,247
Larsen & Toubro Ltd. ...................... 202,555 8,604,499
Lodha Developers Ltd.
(c)
.................... 81,250 774,443
LTM Ltd.
(c)
.............................. 35,263 1,598,980
Lupin Ltd. .............................. 90,446 2,210,782
Mahindra & Mahindra Ltd. ................... 292,045 9,578,273
Malco Energy Ltd.
(b)
....................... 364,818 465,181
Mankind Pharma Ltd. ...................... 40,758 970,148
Marico Ltd. ............................. 148,901 1,218,928
Maruti Suzuki India Ltd. .................... 41,712 5,884,760
Max Healthcare Institute Ltd. ................. 248,693 2,616,628
Mphasis Ltd. ............................ 20,885 504,233
MRF Ltd. .............................. 466 639,171
Muthoot Finance Ltd. ...................... 38,471 1,394,027
Nestle India Ltd. ......................... 201,230 3,100,195
NHPC Ltd. ............................. 968,940 852,823
NMDC Ltd. ............................. 860,631 823,766
NTPC Ltd. ............................. 1,363,185 5,756,026
Oberoi Realty Ltd. ........................ 36,331 642,504
Oil & Natural Gas Corp. Ltd. ................. 1,085,020 3,439,652
Oil India Ltd. ............................ 124,849 648,243
One 97 Communications Ltd.
(b)
................ 119,024 1,383,241
Oracle Financial Services Software Ltd. .......... 6,833 706,115
Page Industries Ltd. ....................... 1,783 693,824
PB Fintech Ltd.
(b)
......................... 108,944 1,922,471

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Persistent Systems Ltd. .................... 35,059 $ 1,791,283
Petronet LNG Ltd. ........................ 155,352 454,550
Phoenix Mills Ltd. (The) .................... 62,915 1,173,303
PI Industries Ltd. ......................... 23,399 753,097
Pidilite Industries Ltd. ...................... 103,598 1,508,114
Polycab India Ltd. ........................ 19,693 1,691,382
Power Finance Corp. Ltd. ................... 514,712 2,443,525
Power Grid Corp. of India Ltd. ................ 1,429,868 4,815,086
Prestige Estates Projects Ltd. ................ 49,541 742,203
Punjab National Bank ...................... 599,907 694,967
Rail Vikas Nigam Ltd. ...................... 134,791 425,450
REC Ltd. .............................. 409,356 1,537,007
Reliance Industries Ltd. .................... 1,889,512 28,657,082
Samvardhana Motherson International Ltd. ....... 1,021,906 1,314,305
SBI Cards & Payment Services Ltd. ............ 78,625 536,418
SBI Life Insurance Co. Ltd.
(c)
................. 143,238 2,750,987
Shree Cement Ltd. ........................ 2,849 728,457
Shriram Finance Ltd. ...................... 485,615 4,829,733
Siemens Energy India Ltd. ................... 27,717 962,703
Siemens Ltd.
(b)
.......................... 29,716 1,197,655
Solar Industries India Ltd. ................... 8,579 1,401,389
SRF Ltd. .............................. 40,714 1,087,028
State Bank of India ........................ 584,766 6,614,285
Sun Pharmaceutical Industries Ltd. ............. 291,900 5,591,576
Sundaram Finance Ltd. ..................... 19,246 922,540
Supreme Industries Ltd. .................... 16,086 618,101
Suzlon Energy Ltd.
(b)
...................... 2,609,296 1,538,229
Swiggy Ltd.
(b)
........................... 505,863 1,451,576
Talwandi Sabo Power Ltd.
(b)
.................. 364,818 465,181
Tata Communications Ltd. ................... 27,944 467,257
Tata Consultancy Services Ltd. ............... 278,897 7,318,898
Tata Consumer Products Ltd. ................. 202,382 2,440,599
Tata Motors Ltd.
(b)
........................ 616,178 2,692,266
Tata Motors Passenger Vehicles Ltd. ............ 626,647 2,265,789
Tata Power Co. Ltd. (The) ................... 469,328 2,208,645
Tata Steel Ltd. ........................... 2,294,229 5,130,255
Tech Mahindra Ltd. ....................... 204,432 3,195,587
Titan Co. Ltd. ........................... 116,916 5,427,783
Torrent Pharmaceuticals Ltd. ................. 38,078 1,679,001
Torrent Power Ltd. ........................ 53,908 992,019
Trent Ltd. .............................. 62,206 2,731,005
Tube Investments of India Ltd. ................ 38,182 1,188,937
TVS Motor Co. Ltd. ....................... 94,570 3,502,106
UltraTech Cement Ltd. ..................... 41,660 5,111,623
Union Bank of India Ltd. .................... 389,228 684,590
United Spirits Ltd. ........................ 94,421 1,322,780
UPL Ltd. ............................... 147,310 1,002,247
Varun Beverages Ltd. ...................... 419,122 2,282,956
Vedanta Aluminium Metal Ltd.
(b)
............... 364,818 465,181
Vedanta Iron and Steel Ltd.
(b)
................. 364,818 465,181
Vedanta Ltd. ............................ 364,818 1,047,677
Vishal Mega Mart Ltd.
(b)
..................... 688,271 891,504
Vodafone Idea Ltd.
(b)
....................... 7,722,072 835,709
Voltas Ltd. ............................. 78,007 1,181,262
WAAREE Energies Ltd. .................... 29,341 969,639
Wipro Ltd. .............................. 803,264 1,711,567
Yes Bank Ltd.
(b)
.......................... 4,325,549 914,079
Zydus Lifesciences Ltd. .................... 60,577 572,580
442,531,213
a
Indonesia  — 0.1%
Amman Mineral Internasional PT
(b)
............. 3,579,300 1,054,560
Astra International Tbk PT ................... 7,545,400 2,614,020
Bank Central Asia Tbk PT ................... 17,501,700 5,933,778
Bank Mandiri Persero Tbk PT ................ 11,686,228 2,973,576
Security Shares Value
a
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT ......... 5,680,376 $ 1,223,888
Bank Rakyat Indonesia Persero Tbk PT .......... 22,257,730 3,850,466
Barito Pacific Tbk PT
(b)
..................... 5,792,464 614,048
Barito Renewables Energy Tbk PT
(b)
............ 2,127,800 551,943
Bumi Resources Minerals Tbk PT
(b)
............. 18,021,300 839,227
Chandra Asri Pacific Tbk PT ................. 2,664,841 815,925
Charoen Pokphand Indonesia Tbk PT ........... 2,389,745 553,603
Dian Swastatika Sentosa Tbk PT
(b)
............. 7,493,900 699,171
GoTo Gojek Tokopedia Tbk PT, Class A
(b)
......... 254,810,900 794,904
Petrindo Jaya Kreasi Tbk PT ................. 7,248,700 502,509
Sumber Alfaria Trijaya Tbk PT ................ 5,838,000 446,774
Telkom Indonesia Persero Tbk PT ............. 14,806,900 2,422,156
United Tractors Tbk PT ..................... 455,306 764,104
26,654,652
a
Ireland  — 0.1%
AIB Group PLC .......................... 598,973 6,904,090
Bank of Ireland Group PLC .................. 300,188 5,912,920
Kerry Group PLC, Class A ................... 58,323 4,942,773
Kingspan Group PLC ...................... 40,614 3,757,755
Ryanair Holdings PLC ..................... 267,023 7,005,924
28,523,462
a
Israel  — 0.2%
Azrieli Group Ltd. ......................... 10,219 1,629,930
Bank Hapoalim BM ....................... 383,791 10,297,124
Bank Leumi Le-Israel BM ................... 431,852 10,932,180
Check Point Software Technologies Ltd.
(b)
........ 27,169 3,055,697
Cyberark Software Ltd.
(b)
.................... 13,697 616,365
Elbit Systems Ltd. ........................ 8,481 7,055,745
ICL Group Ltd. ........................... 308,394 1,651,348
Israel Discount Bank Ltd., Class A ............. 383,578 4,267,249
Mizrahi Tefahot Bank Ltd. ................... 56,719 4,460,000
Monday.com Ltd.
(a)(b)
....................... 13,808 909,533
Nice Ltd.
(a)(b)
............................ 19,840 2,027,993
Nova Ltd.
(b)
............................. 9,542 4,764,669
Phoenix Financial Ltd. ..................... 60,099 3,616,074
Teva Pharmaceutical Industries Ltd., ADR
(a)(b)
...... 360,245 12,633,792
Tower Semiconductor Ltd.
(b)
.................. 36,450 7,595,841
75,513,540
a
Italy  — 0.7%
Banca Mediolanum SpA .................... 71,538 1,567,997
Banca Monte dei Paschi di Siena SpA ........... 617,203 6,579,206
Banco BPM SpA ......................... 365,551 5,326,455
BPER Banca SpA ........................ 465,029 6,864,654
Buzzi SpA .............................. 22,845 1,250,849
CNH Industrial N.V. ....................... 284,604 3,048,109
Davide Campari-Milano N.V. ................. 222,286 1,649,265
Enel SpA .............................. 2,566,196 29,962,093
Eni SpA ............................... 642,823 18,176,723
Ferrari N.V. ............................. 39,166 13,553,427
FinecoBank Banca Fineco SpA ............... 178,169 4,423,156
Generali ............................... 281,702 12,623,621
Intesa Sanpaolo SpA ...................... 4,419,794 30,029,094
Italgas SpA ............................. 183,198 2,212,998
Leonardo SpA ........................... 126,740 7,914,375
Moncler SpA ............................ 65,964 3,982,354
Poste Italiane SpA
(c)
....................... 117,918 3,130,007
Prysmian SpA ........................... 85,500 13,005,328
Recordati Industria Chimica e Farmaceutica SpA ... 39,396 2,300,241
Snam SpA ............................. 709,172 5,592,118
Stellantis N.V.
(b)
.......................... 651,977 4,784,191
Telecom Italia SpA
(a)(b)
...................... 4,448,211 3,510,438
Tenaris SA ............................. 132,445 4,227,823

iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Italy (continued)
Terna - Rete Elettrica Nazionale ............... 525,382 $ 6,319,432
UniCredit SpA ........................... 439,719 33,982,524
Unipol Assicurazioni SpA .................... 113,721 2,971,371
228,987,849
a
Japan  — 5.0%
Advantest Corp. .......................... 245,500 45,839,400
Aeon Co. Ltd. ........................... 700,800 6,759,337
AGC, Inc. .............................. 60,800 2,180,526
Aisin Corp. ............................. 153,100 2,427,770
Ajinomoto Co., Inc. ........................ 274,200 8,812,897
ANA Holdings, Inc. ........................ 52,300 869,132
Asahi Group Holdings Ltd. ................... 471,600 4,643,198
Asahi Kasei Corp. ........................ 403,500 3,970,377
Asics Corp. ............................. 217,100 6,165,121
Astellas Pharma, Inc. ...................... 565,800 8,018,372
Bandai Namco Holdings, Inc. ................. 172,300 3,955,197
Bridgestone Corp. ........................ 345,500 7,179,851
Canon, Inc. ............................. 263,400 6,776,373
Capcom Co. Ltd. ......................... 109,600 2,314,051
Central Japan Railway Co. .................. 230,000 5,517,807
Chiba Bank Ltd. (The) ...................... 160,200 2,211,273
Chubu Electric Power Co., Inc. ................ 190,500 3,276,385
Chugai Pharmaceutical Co. Ltd. ............... 209,500 11,172,501
Dai Nippon Printing Co. Ltd. ................. 133,500 2,528,641
Daifuku Co. Ltd. .......................... 105,200 4,599,518
Daiichi Life Group, Inc. ..................... 1,118,200 10,237,881
Daiichi Sankyo Co. Ltd. ..................... 570,200 9,262,377
Daikin Industries Ltd. ...................... 82,200 11,614,465
Daito Trust Construction Co. Ltd. .............. 85,900 1,932,150
Daiwa House Industry Co. Ltd. ................ 176,900 5,397,388
Daiwa Securities Group, Inc. ................. 440,200 4,143,544
Denso Corp. ............................ 560,300 6,694,494
Disco Corp. ............................. 28,100 13,369,484
East Japan Railway Co. .................... 304,900 6,655,634
Ebara Corp. ............................ 149,000 5,096,979
Eisai Co. Ltd. ........................... 80,600 2,412,554
ENEOS Holdings, Inc. ..................... 848,880 7,129,304
FANUC Corp. ........................... 293,300 12,955,960
Fast Retailing Co. Ltd. ..................... 59,300 27,915,190
Fuji Electric Co. Ltd. ....................... 40,800 3,429,028
FUJIFILM Holdings Corp. ................... 336,300 6,189,140
Fujikura Ltd. ............................ 464,200 17,910,221
Fujitsu Ltd. ............................. 560,900 11,258,017
Hankyu Hanshin Holdings, Inc. ................ 72,600 2,095,154
Hikari Tsushin, Inc. ........................ 6,300 1,529,866
Hitachi Ltd. ............................. 1,462,300 46,498,721
Honda Motor Co. Ltd. ...................... 1,184,600 9,612,359
Hoya Corp. ............................. 107,800 20,130,974
Hulic Co. Ltd. ........................... 183,400 2,068,472
Ibiden Co. Ltd. ........................... 72,400 6,192,381
Idemitsu Kosan Co. Ltd. .................... 231,600 1,981,646
IHI Corp. .............................. 331,900 6,062,339
Inpex Corp. ............................. 276,100 7,197,977
Isuzu Motors Ltd. ......................... 148,800 2,050,242
ITOCHU Corp. .......................... 1,875,500 23,243,257
Japan Airlines Co. Ltd. ..................... 42,000 660,486
Japan Exchange Group, Inc. ................. 327,300 3,898,707
Japan Post Bank Co. Ltd. ................... 576,100 9,886,032
Japan Post Holdings Co. Ltd. ................. 568,100 6,588,286
Japan Post Insurance Co. Ltd. ................ 151,900 1,481,118
Japan Tobacco, Inc. ....................... 375,600 13,992,876
JFE Holdings, Inc. ........................ 146,900 1,613,306
JX Advanced Metals Corp. .................. 189,300 5,872,903
Kajima Corp. ............................ 137,100 5,358,424
Security Shares Value
a
Japan (continued)
Kansai Electric Power Co., Inc. (The) ........... 275,800 $ 4,418,359
Kao Corp. .............................. 138,100 5,146,277
Kawasaki Heavy Industries Ltd. ............... 228,600 4,699,652
Kawasaki Kisen Kaisha Ltd. .................. 105,500 1,726,829
KDDI Corp. ............................. 918,500 15,030,818
Keyence Corp. .......................... 60,400 27,703,422
Kikkoman Corp. .......................... 208,500 1,894,290
Kioxia Holdings Corp.
(b)
..................... 61,800 14,953,039
Kirin Holdings Co. Ltd. ..................... 245,100 3,864,995
Komatsu Ltd. ........................... 288,700 12,361,556
Konami Group Corp. ...................... 28,700 3,446,100
Kubota Corp. ........................... 292,200 4,770,002
Kyocera Corp. ........................... 383,300 6,660,211
Kyowa Kirin Co. Ltd. ....................... 55,800 840,677
Lasertec Corp. .......................... 26,800 7,406,939
LY Corp. ............................... 878,100 2,309,602
M3, Inc. ............................... 139,500 1,343,727
Makita Corp. ............................ 62,900 2,335,664
Marubeni Corp. .......................... 437,300 17,020,185
MatsukiyoCocokara & Co. ................... 87,100 1,271,825
MINEBEA MITSUMI, Inc. ................... 121,700 2,433,156
Mitsubishi Chemical Group Corp. .............. 363,300 2,129,825
Mitsubishi Corp. .......................... 1,010,300 32,356,491
Mitsubishi Electric Corp. .................... 607,100 24,363,515
Mitsubishi Estate Co. Ltd. ................... 322,200 9,182,128
Mitsubishi HC Capital, Inc. ................... 257,900 2,342,532
Mitsubishi Heavy Industries Ltd. ............... 1,009,200 30,120,460
Mitsubishi UFJ Financial Group, Inc. ............ 3,645,500 65,483,516
Mitsui & Co. Ltd. ......................... 774,800 29,090,569
Mitsui Fudosan Co. Ltd. .................... 848,300 9,290,602
Mitsui OSK Lines Ltd. ...................... 107,500 4,060,719
Mizuho Financial Group, Inc. ................. 793,190 34,109,296
MonotaRO Co. Ltd. ....................... 75,300 895,368
MS&AD Insurance Group Holdings, Inc. ......... 395,500 10,169,913
Murata Manufacturing Co. Ltd. ................ 533,700 17,699,746
NEC Corp. ............................. 392,100 10,429,864
Nexon Co. Ltd. .......................... 116,900 1,973,562
NIDEC CORP.
(b)
.......................... 252,000 3,881,747
Nintendo Co. Ltd. ......................... 346,700 16,960,179
Nippon Building Fund, Inc. ................... 3,551 2,973,627
Nippon Paint Holdings Co. Ltd. ................ 313,100 1,974,730
Nippon Sanso Holdings Corp. ................ 45,500 1,604,124
Nippon Steel Corp. ........................ 1,548,270 5,699,954
Nippon Yusen KK ......................... 136,300 4,898,442
Nissan Motor Co. Ltd.
(b)
..................... 713,100 1,631,585
Nitori Holdings Co. Ltd. ..................... 113,600 1,642,289
Nitto Denko Corp. ........................ 213,500 4,060,825
Nomura Holdings, Inc. ..................... 928,500 7,437,123
Nomura Research Institute Ltd. ............... 119,100 3,214,478
NTT, Inc. .............................. 9,694,100 9,442,641
Obayashi Corp. .......................... 216,500 5,090,059
Obic Co. Ltd. ............................ 106,100 2,819,411
Olympus Corp. .......................... 362,900 3,569,308
Oracle Corp. Japan ....................... 8,800 485,882
Oriental Land Co. Ltd. ..................... 332,800 4,630,239
ORIX Corp. ............................. 355,200 11,954,786
Osaka Gas Co. Ltd. ....................... 116,000 4,168,276
Otsuka Corp. ........................... 61,600 1,140,478
Otsuka Holdings Co. Ltd. ................... 131,500 9,584,004
Pan Pacific International Holdings Corp. ......... 608,100 3,439,445
Panasonic Holdings Corp. ................... 744,800 15,235,484
Rakuten Group, Inc.
(b)
...................... 462,900 2,253,775
Recruit Holdings Co. Ltd. ................... 438,700 20,322,762
Renesas Electronics Corp. .................. 549,800 11,118,410

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Resona Holdings, Inc. ..................... 658,500 $ 8,236,295
Ryohin Keikaku Co. Ltd. .................... 147,300 3,403,175
Sanrio Co. Ltd. .......................... 279,600 1,629,399
SBI Holdings, Inc. ........................ 168,760 3,405,241
SCREEN Holdings Co. Ltd. .................. 48,000 3,182,449
Secom Co. Ltd. .......................... 135,100 4,953,365
Seibu Holdings, Inc. ....................... 65,800 1,548,438
Sekisui Chemical Co. Ltd. ................... 118,600 1,817,410
Sekisui House Ltd. ........................ 216,300 4,709,709
Seven & i Holdings Co. Ltd. .................. 664,200 7,937,902
Shimadzu Corp. .......................... 65,100 1,513,280
Shimano, Inc. ........................... 20,100 2,108,789
Shimizu Corp. ........................... 168,900 3,263,164
Shin-Etsu Chemical Co. Ltd. ................. 542,800 24,991,692
Shionogi & Co. Ltd. ....................... 247,100 4,992,146
Shiseido Co. Ltd. ......................... 118,600 2,422,394
SMC Corp. ............................. 17,800 8,752,999
SoftBank Corp. .......................... 9,279,600 13,060,746
SoftBank Group Corp. ..................... 1,191,100 40,686,554
Sompo Holdings, Inc. ...................... 275,800 10,264,008
Sony Financial Group, Inc. .................. 1,969,600 1,767,060
Sony Group Corp. ........................ 1,960,600 39,281,264
Subaru Corp. ........................... 167,100 2,488,989
Sumitomo Corp. ......................... 348,100 12,943,114
Sumitomo Electric Industries Ltd. .............. 224,600 14,786,365
Sumitomo Metal Mining Co. Ltd. ............... 68,800 4,230,023
Sumitomo Mitsui Financial Group, Inc. ........... 1,166,300 41,180,946
Sumitomo Mitsui Trust Group, Inc. ............. 189,216 6,326,122
Sumitomo Realty & Development Co. Ltd. ........ 184,300 5,713,225
Suntory Beverage & Food Ltd. ................ 41,700 1,201,725
Suzuki Motor Corp. ....................... 468,800 5,242,792
Sysmex Corp. ........................... 141,700 1,251,273
T&D Holdings, Inc. ........................ 140,600 3,406,458
Taisei Corp. ............................ 42,300 4,587,043
Takeda Pharmaceutical Co. Ltd. ............... 501,234 16,757,647
TDK Corp. ............................. 611,100 11,173,597
Terumo Corp. ........................... 395,000 5,025,984
TIS, Inc. ............................... 59,100 1,288,086
Toho Co. Ltd. ........................... 145,600 1,354,581
Tokio Marine Holdings, Inc. .................. 582,700 26,685,778
Tokyo Electron Ltd. ....................... 139,800 41,196,631
Tokyo Gas Co. Ltd. ....................... 91,600 3,890,239
Tokyu Corp. ............................ 147,300 1,566,100
TOPPAN Holdings, Inc. ..................... 60,500 1,798,275
Toray Industries, Inc. ...................... 442,400 3,176,321
Toyota Motor Corp. ....................... 3,008,100 57,741,707
Toyota Tsusho Corp. ....................... 208,100 8,169,129
Tsuruha Holdings, Inc. ..................... 96,300 1,265,915
Unicharm Corp. .......................... 345,300 2,011,741
West Japan Railway Co. .................... 137,200 2,483,537
Yamaha Motor Co. Ltd. ..................... 266,000 1,868,377
Yokogawa Electric Corp. .................... 61,400 2,137,808
Yokohama Financial Group, Inc. ............... 326,000 3,094,587
Zensho Holdings Co. Ltd. ................... 24,800 1,366,852
ZOZO, Inc. ............................. 139,300 937,831
1,559,682,834
a
Kuwait  — 0.1%
Boubyan Bank KSCP ...................... 652,877 1,442,971
Kuwait Finance House KSCP ................. 3,654,423 9,388,599
Mabanee Co. KPSC ....................... 280,501 916,759
Mobile Telecommunications Co. KSCP .......... 745,046 1,381,061
National Bank of Kuwait SAKP ................ 2,478,831 6,932,666
Security Shares Value
a
Kuwait (continued)
Warba Bank KSCP ........................ 748,129 $ 709,004
20,771,060
a
Malaysia  — 0.1%
AMMB Holdings Bhd ...................... 785,500 1,216,373
Axiata Group Bhd
(a)
....................... 352,300 208,461
CELCOMDIGI BHD ....................... 1,068,683 807,264
CIMB Group Holdings Bhd
(a)
................. 2,525,300 4,876,882
Gamuda Bhd ........................... 1,117,600 1,247,098
Hong Leong Bank Bhd ..................... 198,400 1,112,019
IHH Healthcare Bhd
(a)
...................... 817,200 1,815,403
Kuala Lumpur Kepong Bhd .................. 103,400 552,473
Malayan Banking Bhd ...................... 1,910,700 5,335,876
Maxis Bhd ............................. 808,200 711,328
MISC Bhd .............................. 365,300 769,876
MR DIY Group M Bhd
(a)(c)
................... 954,000 401,153
Nestle Malaysia Bhd
(a)
..................... 21,400 584,102
Petronas Chemicals Group Bhd ............... 1,137,600 1,695,730
Petronas Gas Bhd
(a)
....................... 383,900 1,722,548
Press Metal Aluminium Holdings Bhd ........... 1,388,000 3,016,100
Public Bank Bhd ......................... 3,644,750 4,297,837
RHB Bank Bhd .......................... 406,400 832,959
SD Guthrie Bhd .......................... 336,100 524,693
Sunway Bhd ............................ 781,900 1,058,874
Telekom Malaysia Bhd
(a)
.................... 404,400 762,591
Tenaga Nasional Bhd ...................... 937,000 3,434,101
YTL Corp. Bhd
(a)
......................... 1,083,000 557,769
YTL Power International Bhd ................. 1,011,840 974,845
38,516,355
a
Mexico  — 0.2%
America Movil SAB de CV, Series B ............ 5,743,310 7,631,006
Arca Continental SAB de CV ................. 134,200 1,612,305
Cemex SAB de CV, CPO, NVS ............... 4,754,854 5,838,602
Coca-Cola Femsa SAB de CV ................ 124,900 1,265,266
Fibra Uno Administracion SA de CV ............ 674,500 1,157,985
Fomento Economico Mexicano SAB de CV ....... 599,700 7,087,504
Gruma SAB de CV, Class B .................. 42,125 731,065
Grupo Aeroportuario del Centro Norte SAB de CV,
Class B .............................. 97,225 1,290,304
Grupo Aeroportuario del Pacifico SAB de CV, Class B 120,250 3,016,559
Grupo Aeroportuario del Sureste SAB de CV, Class B 60,720 1,850,398
Grupo Bimbo SAB de CV, Series A ............. 421,400 1,434,861
Grupo Carso SAB de CV, Series A1 ............ 222,200 1,689,348
Grupo Comercial Chedraui SA de CV
(a)
.......... 69,900 409,312
Grupo Financiero Banorte SAB de CV, Class O .... 834,600 9,062,423
Grupo Financiero Inbursa SAB de CV, Series O .... 706,700 1,739,594
Grupo Mexico SAB de CV, Series B ............ 1,066,328 11,671,404
Industrias Penoles SAB de CV
(b)
............... 54,400 2,742,656
Kimberly-Clark de Mexico SAB de CV, Class A ..... 306,900 693,966
Prologis Property Mexico SA de CV ............ 271,328 1,241,506
Sigma Foods SAB de CV ................... 779,000 738,040
Wal-Mart de Mexico SAB de CV ............... 1,619,800 5,106,471
68,010,575
a
Netherlands  — 1.1%
ABN AMRO Bank N.V., CVA ................. 191,093 6,653,250
Adyen N.V.
(b)(c)
........................... 8,089 9,128,075
Aegon Ltd. ............................. 440,253 3,648,200
AerCap Holdings N.V. ...................... 56,216 7,994,477
Akzo Nobel N.V. ......................... 56,403 3,310,671
ASM International N.V. ..................... 14,551 14,234,888
ASML Holding N.V. ....................... 121,986 176,336,326
ASR Nederland N.V. ....................... 45,156 3,430,024
BE Semiconductor Industries N.V. ............. 25,194 7,369,611

iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Netherlands (continued)
Coca-Cola Europacific Partners PLC ............ 68,543 $ 6,482,112
CSG N.V.
(b)
............................. 63,369 1,372,413
CVC Capital Partners PLC
(c)
................. 63,291 963,282
DSM- Firmenich AG ....................... 60,022 4,482,970
EXOR N.V. ............................. 25,515 2,001,483
Heineken Holding N.V. ..................... 44,359 3,152,194
Heineken N.V. ........................... 89,018 6,930,030
ING Groep N.V. .......................... 922,363 26,694,455
InPost SA
(b)
............................. 67,632 1,213,066
Koninklijke Ahold Delhaize N.V. ............... 279,696 13,137,170
Koninklijke KPN N.V. ...................... 1,185,437 6,339,176
Koninklijke Philips N.V. ..................... 241,930 6,381,573
Magnum Ice Cream Co. N.V. (The)
(a)(b)
........... 150,072 2,191,082
NN Group N.V. .......................... 85,425 7,477,575
Prosus N.V.
(b)
........................... 412,322 19,961,731
Randstad N.V.
(a)
.......................... 35,357 1,047,677
Universal Music Group N.V. .................. 354,034 7,423,241
Wolters Kluwer N.V. ....................... 75,716 5,909,286
X5 Retail Group N.V., GDR
(b)(d)
................ 24,002 3
355,266,041
a
New Zealand  — 0.0%
Auckland International Airport Ltd. ............. 470,742 2,294,250
Contact Energy Ltd. ....................... 254,430 1,427,894
Fisher & Paykel Healthcare Corp. Ltd. ........... 196,496 4,234,541
Infratil Ltd. ............................. 307,915 2,268,260
Meridian Energy Ltd. ...................... 280,071 939,767
11,164,712
a
Norway  — 0.2%
Aker BP ASA ............................ 113,122 4,422,198
DNB Bank ASA .......................... 290,127 8,786,014
Equinor ASA ............................ 227,237 9,247,916
Gjensidige Forsikring ASA ................... 42,183 1,184,965
Kongsberg Gruppen ASA ................... 142,802 4,778,203
Mowi ASA .............................. 130,479 2,894,969
Norsk Hydro ASA ......................... 471,754 5,206,520
Orkla ASA .............................. 268,381 3,310,214
Salmar ASA ............................ 17,034 1,027,773
Telenor ASA ............................ 214,610 3,532,551
Yara International ASA ..................... 58,243 3,390,728
47,782,051
a
Peru  — 0.1%
Cia de Minas Buenaventura SAA, ADR .......... 62,078 2,023,122
Credicorp Ltd. ........................... 20,924 6,782,933
Southern Copper Corp. ..................... 31,381 5,387,804
14,193,859
a
Philippines  — 0.0%
Ayala Corp. ............................. 51,850 394,389
Ayala Land, Inc. .......................... 2,883,500 708,269
Bank of the Philippine Islands ................ 700,978 1,020,537
BDO Unibank, Inc. ........................ 744,708 1,392,570
International Container Terminal Services, Inc. ..... 232,130 2,680,965
Jollibee Foods Corp. ...................... 179,700 464,779
Metropolitan Bank & Trust Co. ................ 517,180 563,661
PLDT, Inc. ............................. 16,515 336,925
SM Investments Corp. ..................... 70,920 699,106
SM Prime Holdings, Inc. .................... 3,848,125 1,189,335
9,450,536
a
Poland  — 0.1%
Allegro.eu SA
(b)(c)
......................... 194,813 1,604,273
Bank Millennium SA
(b)
...................... 195,926 966,290
Bank Polska Kasa Opieki SA ................. 68,860 4,310,531
Security Shares Value
a
Poland (continued)
Budimex SA ............................ 3,857 $ 701,215
CD Projekt SA ........................... 16,970 1,292,938
Dino Polska SA
(b)(c)
........................ 167,748 1,483,668
Erste Bank Polska SA ...................... 9,521 1,622,447
KGHM Polska Miedz SA
(b)
................... 52,367 4,398,825
LPP SA ............................... 303 1,832,064
mBank SA
(b)
............................ 2,468 779,990
ORLEN SA ............................. 167,044 6,139,294
PGE Polska Grupa Energetyczna SA
(b)
.......... 220,837 648,840
Powszechna Kasa Oszczednosci Bank Polski SA ... 301,438 7,896,350
Powszechny Zaklad Ubezpieczen SA ........... 196,082 3,449,645
Zabka Group SA
(b)
........................ 96,648 616,715
37,743,085
a
Portugal  — 0.1%
Banco Comercial Portugues SA, Class R ......... 2,477,798 2,648,471
Banco Espirito Santo SA
(b)(d)
.................. 3 —
EDP Renovaveis SA ....................... 78,080 1,305,558
EDP SA ............................... 977,904 5,333,762
Galp Energia SGPS SA .................... 151,169 3,535,835
Jeronimo Martins SGPS SA .................. 95,603 2,295,703
15,119,329
a
Qatar  — 0.1%
Al Rayan Bank .......................... 1,481,824 880,453
Commercial Bank PSQC (The) ................ 900,003 1,063,331
Dukhan Bank ........................... 665,203 633,343
Industries Qatar QSC ...................... 561,061 1,840,049
Mesaieed Petrochemical Holding Co. ........... 1,233,545 401,505
Ooredoo QPSC .......................... 524,138 1,970,687
Qatar Gas Transport Co. Ltd. ................. 909,529 1,068,346
Qatar Islamic Bank QPSC ................... 611,072 3,726,386
Qatar National Bank QPSC .................. 1,412,089 6,723,772
18,307,872
a
Russia  — 0.0%
Alrosa PJSC
(b)(d)
.......................... 472,000 63
Mobile TeleSystems PJSC
(b)(d)
................ 482,206 64
Moscow Exchange MICEX-RTS PJSC
(b)(d)
........ 490,370 66
PhosAgro PJSC, GDR
(b)(d)
................... 511 5
Polyus PJSC
(b)(d)
......................... 97,810 1
Rosneft Oil Co. PJSC
(b)(d)
.................... 352,530 47
Sberbank of Russia PJSC
(b)(d)
................. 2,557,600 341
Severstal PAO
(b)(d)
........................ 47,814 6
T- Tekhnologii MKPAO, GDR
(b)(d)(e)
.............. 35,279 5
598
a
Saudi Arabia  — 0.3%
ACWA Power Co.
(b)
....................... 49,598 2,230,418
Ades Holding Co. ......................... 128,566 675,503
Al Rajhi Bank ........................... 926,907 16,993,849
Alinma Bank ............................ 552,206 3,587,709
Almarai Co. JSC ......................... 146,423 1,619,573
Arab National Bank ....................... 220,060 1,266,922
Arabian Internet & Communications Services Co. ... 6,463 383,618
Bank AlBilad ............................ 220,170 1,475,552
Bank Al-Jazira ........................... 241,967 758,883
Banque Saudi Fransi ...................... 462,634 2,386,026
Bupa Arabia for Cooperative Insurance Co. ....... 19,939 972,510
Co. for Cooperative Insurance (The) ............ 17,265 600,974
Dar Al Arkan Real Estate Development Co.
(b)
...... 168,874 799,337
Dr Sulaiman Al Habib Medical Services Group Co. .. 26,538 1,718,244
Elm Co. ............................... 7,546 1,181,697
Etihad Etisalat Co. ........................ 130,752 2,270,220
Jabal Omar Development Co.
(b)
............... 187,136 791,655

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Saudi Arabia (continued)
Makkah Construction & Development Co. ........ 31,475 $ 673,488
Mouwasat Medical Services Co. ............... 32,345 587,637
Riyad Bank ............................. 728,215 4,028,919
SABIC Agri-Nutrients Co. ................... 83,218 3,235,927
SAL Saudi Logistics Services ................. 7,593 334,176
Saudi Arabian Mining Co.
(b)
.................. 467,865 8,204,786
Saudi Arabian Oil Co.
(c)
..................... 1,849,194 13,715,871
Saudi Awwal Bank ........................ 313,177 2,848,732
Saudi Basic Industries Corp. ................. 291,237 4,759,566
Saudi Energy Co. ........................ 223,911 1,061,951
Saudi Investment Bank (The) ................. 117,622 415,542
Saudi National Bank (The) ................... 967,998 10,138,105
Saudi Tadawul Group Holding Co. ............. 12,524 443,041
Saudi Telecom Co. ........................ 578,343 6,722,076
Yanbu National Petrochemical Co. ............. 64,223 629,962
97,512,469
a
Singapore  — 0.4%
CapitaLand Ascendas REIT .................. 1,454,875 2,859,508
CapitaLand Integrated Commercial Trust
(a)
........ 2,199,020 4,095,710
CapitaLand Investment Ltd. .................. 1,020,500 2,238,079
DBS Group Holdings Ltd. ................... 639,760 29,499,760
Grab Holdings Ltd., Class A
(a)(b)
............... 717,624 2,741,324
Keppel Ltd.
(a)
............................ 531,400 4,548,474
Keppel REIT ............................ 59,044 41,571
Oversea-Chinese Banking Corp. Ltd.
(a)
.......... 1,019,600 17,590,750
Sea Ltd., Class A, ADR
(b)
.................... 124,247 10,546,085
Sembcorp Industries Ltd.
(a)
.................. 272,400 1,429,539
Singapore Airlines Ltd. ..................... 490,300 2,428,322
Singapore Exchange Ltd. ................... 263,100 4,498,679
Singapore Technologies Engineering Ltd. ......... 519,900 4,405,881
Singapore Telecommunications Ltd. ............ 2,450,200 8,874,129
United Overseas Bank Ltd. .................. 369,000 10,508,773
Wilmar International Ltd. .................... 425,000 1,212,259
Yangzijiang Shipbuilding Holdings Ltd.
(a)
......... 741,000 2,527,154
110,045,997
a
South Africa  — 0.4%
Absa Group Ltd. ......................... 245,783 3,446,151
Anglogold Ashanti PLC ..................... 155,444 14,445,278
Bid Corp. Ltd. ........................... 106,636 2,609,389
Bidvest Group Ltd. ........................ 85,142 1,196,464
Capitec Bank Holdings Ltd. .................. 27,743 7,203,553
Clicks Group Ltd. ......................... 54,661 867,773
Discovery Ltd. ........................... 166,202 2,578,413
FirstRand Ltd. ........................... 1,544,322 8,188,117
Gold Fields Ltd. .......................... 281,524 11,925,986
Harmony Gold Mining Co. Ltd. ................ 162,826 2,566,810
Impala Platinum Holdings Ltd. ................ 271,585 3,806,819
MTN Group Ltd. .......................... 545,059 6,838,801
Naspers Ltd., Class N ...................... 251,283 13,606,949
Nedbank Group Ltd. ....................... 144,101 2,300,779
NEPI Rockcastle N.V.
(b)
..................... 88,615 750,095
Northam Platinum Holdings Ltd. ............... 114,400 2,205,781
OUTsurance Group Ltd. .................... 273,809 1,163,288
Pepkor Holdings Ltd.
(c)
..................... 1,120,969 1,480,944
Reinet Investments SCA .................... 31,273 1,079,493
Remgro Ltd. ............................ 159,207 1,873,543
Sanlam Ltd. ............................ 543,700 2,800,276
Sasol Ltd.
(b)
............................. 159,553 2,217,715
Shoprite Holdings Ltd. ..................... 155,788 2,625,787
Sibanye Stillwater Ltd.
(a)
.................... 873,769 2,612,201
Standard Bank Group Ltd. ................... 402,021 7,747,492
Valterra Platinum Ltd. ...................... 79,585 6,410,011
Security Shares Value
a
South Africa (continued)
Vodacom Group Ltd. ...................... 119,982 $ 1,017,839
115,565,747
a
South Korea  — 2.1%
Alteogen , Inc. ........................... 13,267 3,350,112
Amorepacific Corp. ....................... 8,146 746,850
APR Corp. ............................. 7,509 2,149,117
Celltrion , Inc. ............................ 52,277 7,120,796
DB Insurance Co. Ltd. ..................... 8,850 1,007,073
Doosan Co. Ltd.
(a)
........................ 2,290 2,528,246
Doosan Enerbility Co. Ltd.
(b)
.................. 143,604 12,515,477
Ecopro BM Co. Ltd.
(a)
...................... 15,178 2,137,166
Ecopro Co. Ltd.
(a)(b)
........................ 34,033 3,562,101
Hana Financial Group, Inc. .................. 100,045 8,692,064
Hanjin Kal Corp. ......................... 6,952 533,144
Hankook Tire & Technology Co. Ltd. ............ 18,903 760,677
Hanmi Semiconductor Co. Ltd. ................ 13,521 3,425,536
Hanwha Aerospace Co. Ltd. ................. 10,288 9,828,813
Hanwha Ocean Co. Ltd.
(b)
................... 38,398 3,435,554
Hanwha Systems Co. Ltd.
(a)
.................. 24,225 1,915,853
HD Hyundai Co. Ltd. ...................... 11,574 2,457,342
HD Hyundai Electric Co. Ltd. ................. 7,496 6,445,949
HD Hyundai Heavy Industries Co. Ltd.
(a)
......... 10,352 4,820,886
HD Hyundai Marine Solution Co. Ltd. ........... 4,651 840,930
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 11,720 3,669,857
HLB, Inc.
(a)(b)
............................ 44,045 1,824,138
HMM Co. Ltd.
(a)
.......................... 73,812 1,028,878
HYBE Co. Ltd.
(a)(b)
........................ 6,672 1,195,511
Hyosung Heavy Industries Corp.
(a)
............. 1,621 4,366,666
Hyundai Engineering & Construction Co. Ltd.
(a)
..... 22,611 2,504,173
Hyundai Glovis Co. Ltd. .................... 11,446 1,767,304
Hyundai Mobis Co. Ltd.
(a)
................... 20,614 5,961,959
Hyundai Motor Co. ........................ 45,780 16,593,408
Hyundai Rotem Co. Ltd. .................... 23,105 4,228,106
Industrial Bank of Korea .................... 37,236 570,785
Kakao Corp. ............................ 101,345 3,262,605
KakaoBank Corp.
(a)
....................... 42,100 695,953
KB Financial Group, Inc. .................... 120,096 13,151,125
Kia Corp. .............................. 81,269 8,382,224
Korea Aerospace Industries Ltd. ............... 24,015 2,751,321
Korea Electric Power Corp. .................. 72,087 2,159,860
Korea Investment Holdings Co. Ltd. ............ 13,314 2,187,803
Korean Air Lines Co. Ltd. ................... 35,198 589,127
Krafton , Inc.
(b)
........................... 7,411 1,332,470
KT&G Corp.
(a)
........................... 33,430 4,018,722
LG Chem Ltd. ........................... 16,931 4,585,643
LG Corp. .............................. 31,676 2,137,772
LG Display Co. Ltd.
(a)(b)
..................... 107,533 897,842
LG Electronics, Inc.
(a)
...................... 36,011 3,468,328
LG Energy Solution Ltd.
(a)(b)
.................. 14,535 4,563,020
LG Uplus Corp. .......................... 30,970 332,083
LIG Defense&Aerospace Co. Ltd.
(a)
............. 4,155 2,636,094
LS Electric Co. Ltd. ....................... 27,502 5,281,645
Meritz Financial Group, Inc.
(b)
................. 29,825 2,257,160
Mirae Asset Securities Co. Ltd.
(a)
.............. 64,850 2,880,505
NAVER Corp. ........................... 44,764 6,429,998
NH Investment & Securities Co. Ltd.
(a)
........... 25,810 591,797
POSCO Future M Co. Ltd.
(a)
.................. 11,429 1,964,080
POSCO Holdings, Inc. ..................... 21,846 6,890,250
Posco International Corp.
(a)
.................. 13,678 805,077
Samsung Biologics Co. Ltd.
(b)(c)
................ 3,639 3,628,225
Samsung C&T Corp. ...................... 30,472 6,225,565
Samsung Electro-Mechanics Co. Ltd. ........... 16,254 9,324,678
Samsung Electronics Co. Ltd. ................ 1,489,979 224,372,339
Samsung Episholdings Co. Ltd.
(a)(b)
............. 2,255 832,910

iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.
(a)
...... 9,672 $ 3,006,197
Samsung Heavy Industries Co. Ltd.
(b)
........... 236,878 5,217,616
Samsung Life Insurance Co. Ltd.
(a)
............. 25,174 4,281,574
Samsung SDI Co. Ltd.
(a)(b)
................... 19,645 9,304,009
Samsung SDS Co. Ltd. ..................... 9,873 1,117,526
Samyang Foods Co. Ltd.
(a)
.................. 1,256 1,140,358
Shinhan Financial Group Co. Ltd. .............. 127,060 8,628,479
SK Biopharmaceuticals Co. Ltd.
(a)(b)
............. 8,921 609,153
SK hynix , Inc. ........................... 172,045 153,424,225
SK Innovation Co. Ltd.
(b)
.................... 18,778 1,864,224
SK Square Co. Ltd.
(b)
...................... 30,827 17,941,335
SK Telecom Co. Ltd. ....................... 22,708 1,471,525
SK, Inc. ............................... 9,380 2,730,473
S-Oil Corp. ............................. 11,194 1,018,787
Woori Financial Group, Inc. .................. 200,597 4,574,442
Yuhan Corp. ............................ 15,667 977,322
667,927,937
a
Spain  — 0.8%
Acciona SA ............................. 4,957 1,442,896
ACS Actividades de Construccion y Servicios SA ... 62,710 9,038,683
Aena SME SA
(c)
.......................... 201,017 5,490,298
Amadeus IT Group SA ..................... 135,778 7,834,702
Banco Bilbao Vizcaya Argentaria SA ............ 1,819,329 40,175,150
Banco de Sabadell SA ..................... 1,613,835 6,256,835
Banco Santander SA ...................... 4,704,245 57,402,688
Bankinter SA ............................ 213,054 3,545,447
CaixaBank SA ........................... 1,266,742 16,123,526
Cellnex Telecom SA
(c)
...................... 166,113 5,591,797
Endesa SA ............................. 98,209 4,401,893
Ferrovial N.V. ........................... 161,252 11,073,415
Grifols SA .............................. 87,324 920,750
Iberdrola SA ............................ 1,974,399 46,288,227
Indra Sistemas SA
(a)
....................... 23,733 1,364,988
Industria de Diseno Textil SA ................. 337,401 20,193,663
International Consolidated Airlines Group SA, Class DI 395,514 1,995,254
Mapfre SA ............................. 133,428 653,174
Naturgy Energy Group SA ................... 77,045 2,421,550
Redeia Corp. SA ......................... 116,669 2,040,235
Repsol SA ............................. 396,477 10,649,831
Telefonica SA ........................... 1,233,417 5,565,817
260,470,819
a
Sweden  — 0.8%
AddTech AB, Class B ...................... 82,189 3,018,472
Alfa Laval AB ........................... 97,657 5,876,925
Assa Abloy AB, Class B .................... 315,159 12,129,744
Atlas Copco AB, Class A .................... 863,999 16,604,014
Atlas Copco AB, Class B .................... 456,565 7,784,944
Beijer Ref AB ........................... 139,905 1,982,125
Boliden AB ............................. 90,526 4,758,534
Epiroc AB, Class A ........................ 222,313 6,418,041
Epiroc AB, Class B ........................ 123,179 3,069,344
EQT AB ............................... 142,136 4,637,975
Essity AB, Class B ........................ 180,852 4,789,290
Evolution AB
(c)
........................... 45,805 3,228,139
Fastighets AB Balder, Class B
(b)
............... 186,118 1,113,389
H & M Hennes & Mauritz AB, Class B ........... 181,558 3,258,548
Hexagon AB, Class B ...................... 657,295 7,180,908
Holmen AB, Class B ....................... 24,032 826,684
Industrivarden AB, Class A .................. 16,252 863,400
Industrivarden AB, Class C .................. 76,201 4,009,369
Indutrade AB ............................ 82,948 1,791,994
Investment AB Latour, Class B ................ 39,962 917,398
Investor AB, Class B ....................... 567,194 23,019,887
Security Shares Value
a
Sweden (continued)
L E Lundbergforetagen AB, Class B ............ 16,751 $ 970,963
Lifco AB, Class B ......................... 87,516 2,753,711
Nibe Industrier AB, Class B .................. 477,224 2,169,389
Nordea Bank Abp ........................ 986,858 18,557,752
Saab AB, Class B ........................ 102,620 6,229,363
Sagax AB, Class B ........................ 57,164 1,137,615
Sandvik AB ............................. 327,519 13,777,781
Securitas AB, Class B ...................... 122,768 2,060,409
Skandinaviska Enskilda Banken AB, Class A ...... 479,633 9,492,977
Skanska AB, Class B ...................... 101,774 2,748,643
SKF AB, Class B ......................... 113,905 2,867,982
Spotify Technology SA
(b)
.................... 48,868 21,822,005
Svenska Cellulosa AB SCA, Class B ............ 211,301 2,421,215
Svenska Handelsbanken AB, Class A ........... 447,933 6,365,097
Swedbank AB, Class A ..................... 266,223 9,410,776
Swedish Orphan Biovitrum AB
(b)
............... 48,029 2,253,189
Tele2 AB, Class B ........................ 143,813 2,950,949
Telefonaktiebolaget LM Ericsson, Class B ........ 882,652 10,529,153
Telia Co. AB ............................ 784,934 4,102,885
Trelleborg AB, Class B ..................... 59,643 2,448,883
Verisure PLC
(b)
.......................... 45,805 572,328
Volvo AB, Class B ........................ 485,524 16,923,781
259,845,970
a
Switzerland  — 2.0%
ABB Ltd., Registered ...................... 497,824 50,349,752
Alcon AG .............................. 159,711 11,922,792
Avolta AG
(b)
............................. 24,763 1,368,491
Banque Cantonale Vaudoise , Registered ......... 8,778 1,383,190
Barry Callebaut AG, Registered
(a)
.............. 865 1,296,513
Belimo Holding AG, Registered ............... 2,813 2,576,030
BKW AG .............................. 5,428 1,085,025
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS ....................... 268 3,284,188
Chocoladefabriken Lindt & Spruengli AG, Registered . 30 3,874,064
Cie Financiere Richemont SA, Class A, Registered .. 171,963 33,002,669
EMS- Chemie Holding AG, Registered ........... 1,756 1,496,856
Galderma Group AG ....................... 58,442 12,260,743
Geberit AG, Registered ..................... 11,331 7,657,044
Givaudan SA, Registered ................... 2,738 9,763,867
Helvetia Baloise Holding AG ................. 20,459 5,609,531
Holcim AG
(b)
............................ 167,304 15,546,949
Julius Baer Group Ltd. ..................... 73,226 6,018,950
Kuehne + Nagel International AG, Registered ...... 16,080 3,776,659
Logitech International SA, Registered ........... 52,699 5,202,049
Lonza Group AG, Registered ................. 23,018 14,151,948
Nestle SA, Registered ..................... 812,722 82,279,686
Novartis AG, Registered .................... 597,363 88,284,080
Partners Group Holding AG .................. 7,143 7,765,888
Roche Holding AG, Bearer .................. 9,547 3,993,144
Roche Holding AG, NVS .................... 220,925 90,026,902
Sandoz Group AG ........................ 133,878 10,738,815
Schindler Holding AG, Participation Certificates, NVS 11,315 3,955,934
Schindler Holding AG, Registered .............. 8,821 2,953,632
SGS SA, Registered ....................... 49,969 5,414,143
Sika AG, Registered ....................... 48,725 8,988,116
Sonova Holding AG, Registered ............... 16,319 3,577,257
Straumann Holding AG, Registered ............. 33,674 3,654,598
Swatch Group AG (The), Bearer ............... 8,987 2,086,139
Swiss Life Holding AG, Registered ............. 9,798 11,503,855
Swiss Prime Site AG, Registered .............. 31,445 5,449,283
Swiss Re AG ............................ 96,366 15,523,469
Swisscom AG, Registered ................... 8,052 6,810,604
UBS Group AG, Registered .................. 1,018,474 45,069,305
VAT Group AG
(c)
......................... 8,753 6,575,694

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Switzerland (continued)
Zurich Insurance Group AG .................. 46,386 $ 32,341,248
628,619,102
a
Taiwan  — 3.0%
Accton Technology Corp. ................... 157,000 11,498,137
Advantech Co. Ltd. ....................... 131,312 1,501,611
Airtac International Group ................... 35,393 1,652,496
Alchip Technologies Ltd. .................... 21,000 2,808,853
ASE Technology Holding Co. Ltd. .............. 1,044,873 16,378,018
Asia Cement Corp. ........................ 754,000 836,089
Asia Vital Components Co. Ltd. ............... 103,000 9,429,989
ASPEED Technology, Inc. ................... 10,000 5,375,724
Asustek Computer, Inc. ..................... 217,000 4,020,577
Bizlink Holding, Inc. ....................... 54,000 4,848,829
Caliway Biopharmaceuticals Co. Ltd.
(b)
.......... 255,000 845,996
Catcher Technology Co. Ltd. ................. 155,000 1,020,937
Cathay Financial Holding Co. Ltd. .............. 2,919,264 7,126,253
Chailease Holding Co. Ltd. .................. 487,066 1,785,076
Chang Hwa Commercial Bank Ltd. ............. 2,625,159 1,754,803
China Airlines Ltd. ........................ 870,000 493,080
China Steel Corp. ........................ 3,588,305 2,130,610
Chroma ATE, Inc. ......................... 122,000 8,336,298
Chunghwa Telecom Co. Ltd. ................. 1,300,140 5,582,419
Compal Electronics, Inc. .................... 1,142,000 1,055,736
CTBC Financial Holding Co. Ltd. .............. 5,490,142 9,080,823
Delta Electronics, Inc. ...................... 604,000 42,355,770
E Ink Holdings, Inc. ....................... 213,000 937,257
E.Sun Financial Holding Co. Ltd. .............. 5,075,244 5,101,754
Elite Material Co. Ltd. ...................... 91,690 13,662,234
eMemory Technology, Inc. ................... 18,000 2,279,570
Eva Airways Corp. ........................ 729,000 772,053
Evergreen Marine Corp. Taiwan Ltd. ............ 302,000 1,931,943
Far Eastern New Century Corp. ............... 778,000 635,101
Far EasTone Telecommunications Co. Ltd. ........ 445,000 1,327,152
First Financial Holding Co. Ltd. ................ 4,229,761 3,863,309
Formosa Chemicals & Fibre Corp. ............. 1,172,000 1,950,423
Formosa Plastics Corp. ..................... 1,258,160 2,054,480
Fortune Electric Co. Ltd. .................... 50,270 1,431,511
Fubon Financial Holding Co. Ltd. .............. 2,510,640 7,155,549
Gigabyte Technology Co. Ltd. ................ 134,000 1,166,838
Global Unichip Corp. ...................... 24,000 3,318,298
Globalwafers Co. Ltd. ...................... 71,000 1,334,143
Gold Circuit Electronics Ltd. .................. 102,000 4,617,125
Hon Hai Precision Industry Co. Ltd. ............. 3,953,000 27,928,019
Hon Precision, Inc. ........................ 23,000 3,609,575
Hotai Motor Co. Ltd. ....................... 78,000 1,177,562
Hua Nan Financial Holdings Co. Ltd. ............ 2,658,722 2,689,392
Innolux Corp. ........................... 2,247,798 1,717,457
International Games System Co. Ltd. ........... 67,000 1,592,529
Inventec Corp. ........................... 706,000 1,034,313
Jentech Precision Industrial Co. Ltd. ............ 24,000 4,178,301
KGI Financial Holding Co. Ltd. ................ 4,919,750 3,353,047
King Slide Works Co. Ltd. ................... 19,000 2,410,499
King Yuan Electronics Co. Ltd. ................ 352,000 3,441,645
Largan Precision Co. Ltd. ................... 28,000 2,248,339
Lite-On Technology Corp. ................... 623,000 3,340,449
Lotes Co. Ltd. ........................... 26,000 2,188,386
MediaTek, Inc. ........................... 473,000 39,486,803
Mega Financial Holding Co. Ltd. ............... 4,089,973 5,063,854
Nan Ya Plastics Corp. ...................... 1,678,830 4,818,887
Novatek Microelectronics Corp. ............... 161,000 2,091,207
Pegatron Corp. .......................... 533,000 1,394,458
PharmaEssentia Corp. ..................... 82,120 1,713,182
President Chain Store Corp. ................. 197,000 1,392,468
Quanta Computer, Inc. ..................... 819,000 8,166,138
Security Shares Value
a
Taiwan (continued)
Realtek Semiconductor Corp. ................ 164,000 $ 2,799,876
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,224,851 1,509,585
SinoPac Financial Holdings Co. Ltd. ............ 4,206,589 4,121,873
Taiwan Business Bank ..................... 3,395,800 1,758,089
Taiwan Cooperative Financial Holding Co. Ltd. ..... 3,815,274 2,768,015
Taiwan High Speed Rail Corp. ................ 250,000 209,093
Taiwan Mobile Co. Ltd. ..................... 549,000 1,931,970
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 7,788,000 540,657,356
TCC Group Holdings Co. Ltd. ................ 1,895,227 1,470,445
Teco Electric and Machinery Co. Ltd. ............ 302,000 607,796
TS Financial Holding Co. Ltd. ................. 6,445,433 4,861,889
Unimicron Technology Corp. ................. 401,586 11,406,384
Uni-President Enterprises Corp. ............... 1,412,600 3,094,110
United Microelectronics Corp. ................ 3,494,000 8,776,427
Vanguard International Semiconductor Corp. ...... 387,737 1,801,906
Wan Hai Lines Ltd. ........................ 234,600 552,357
Wistron Corp. ........................... 934,000 4,113,467
Wiwynn Corp. ........................... 33,000 4,954,635
Yageo Corp. ............................ 470,344 4,795,479
Yang Ming Marine Transport Corp. ............. 525,000 817,960
Yuanta Financial Holding Co. Ltd. .............. 3,263,715 5,407,205
Zhen Ding Technology Holding Ltd. ............. 198,000 2,671,468
929,580,759
a
Thailand  — 0.1%
Advanced Info Service PCL, NVDR ............. 416,900 4,354,280
Airports of Thailand PCL, NVDR
(a)
.............. 1,594,800 2,520,804
Bangkok Dusit Medical Services PCL, NVDR
(a)
..... 4,061,000 2,280,653
Central Pattana PCL, NVDR ................. 1,231,300 2,354,405
Charoen Pokphand Foods PCL, NVDR .......... 1,540,400 912,024
CP ALL PCL, NVDR
(a)
...................... 2,274,200 3,041,161
Delta Electronics Thailand PCL, NVDR .......... 993,400 9,731,390
Gulf Development PCL, Class R, NVDR
(a)
........ 1,576,876 2,794,784
PTT Exploration & Production PCL, NVDR
(a)
....... 547,600 2,599,925
PTT PCL, NVDR
(a)
........................ 3,722,800 4,025,729
Siam Cement PCL (The), NVDR
(a)
............. 270,200 1,996,529
True Corp. PCL, NVDR ..................... 3,093,090 1,299,956
37,911,640
a
Turkey  — 0.1%
Akbank TAS ............................ 1,056,657 1,711,310
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 404,045 3,762,379
BIM Birlesik Magazalar A.S. .................. 164,982 2,710,405
Eregli Demir ve Celik Fabrikalari TAS ........... 897,332 697,924
Ford Otomotiv Sanayi A.S. .................. 141,790 307,525
Haci Omer Sabanci Holding A.S. .............. 356,990 755,501
KOC Holding A.S. ........................ 304,843 1,364,939
Turk Hava Yollari AO ...................... 181,550 1,236,085
Turkcell Iletisim Hizmetleri A.S. ................ 381,536 948,639
Turkiye Is Bankasi A.S., Class C ............... 2,065,879 655,859
Turkiye Petrol Rafinerileri A.S. ................ 328,309 1,973,724
Yapi ve Kredi Bankasi A.S.
(b)
................. 721,997 591,895
16,716,185
a
United Arab Emirates  — 0.1%
Abu Dhabi Commercial Bank PJSC ............ 889,303 3,341,151
Abu Dhabi Islamic Bank PJSC ................ 405,865 2,423,584
Abu Dhabi National Oil Co. for Distribution PJSC ... 774,855 774,201
ADNOC Drilling Co. PJSC ................... 946,660 1,458,739
Adnoc Gas PLC .......................... 1,962,102 1,800,192
ADNOC Logistics & Services ................. 581,541 929,364
Air Arabia PJSC .......................... 594,884 801,664
Aldar Properties PJSC ..................... 1,274,472 2,680,347
Dubai Electricity & Water Authority PJSC ......... 2,244,443 1,619,279
Dubai Islamic Bank PJSC ................... 715,845 1,391,504

iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Arab Emirates (continued)
Emaar Development PJSC .................. 316,767 $ 1,257,375
Emaar Properties PJSC .................... 2,082,431 6,705,424
Emirates NBD Bank PJSC ................... 748,424 5,908,986
Emirates Telecommunications Group Co. PJSC .... 1,082,070 5,479,432
First Abu Dhabi Bank PJSC .................. 1,428,668 6,830,037
NMC Health PLC
(b)(d)
....................... 19,275 —
Salik Co. PJSC .......................... 759,004 1,157,176
44,558,455
a
United Kingdom  — 3.3%
3i Group PLC ........................... 311,724 10,841,052
Admiral Group PLC ....................... 62,550 2,875,181
Airtel Africa PLC
(c)
........................ 206,188 995,811
Anglo American PLC ...................... 336,269 16,640,246
Antofagasta PLC ......................... 136,714 6,630,314
Associated British Foods PLC ................ 108,283 2,696,409
AstraZeneca PLC ........................ 484,625 91,944,127
Autotrader Group PLC
(c)
.................... 321,023 2,159,497
Aviva PLC ............................. 955,935 8,107,530
BAE Systems PLC ........................ 967,414 26,907,214
Barclays PLC ........................... 4,681,244 27,515,939
Barratt Redrow PLC ....................... 320,992 1,093,219
BP PLC ............................... 4,981,880 39,435,723
British American Tobacco PLC ................ 671,709 39,560,168
BT Group PLC .......................... 2,102,390 6,180,679
Bunzl PLC ............................. 99,495 3,279,955
Centrica PLC ........................... 1,292,961 3,779,183
Coca-Cola HBC AG, Class DI
(b)
............... 74,284 4,332,904
Compass Group PLC ...................... 515,480 14,565,921
Diageo PLC ............................ 674,573 13,639,446
Endeavour Mining PLC ..................... 60,464 3,649,409
Entain PLC ............................. 186,277 1,374,906
Experian PLC ........................... 290,021 10,611,585
Fresnillo PLC ........................... 61,140 2,699,744
Glencore PLC
(b)
.......................... 3,121,309 24,258,282
GSK PLC .............................. 1,243,974 32,613,850
Haleon PLC ............................ 2,670,485 12,331,952
Halma PLC ............................. 99,883 6,010,724
HSBC Holdings PLC ...................... 5,472,006 100,683,907
Imperial Brands PLC ...................... 256,834 9,757,800
Informa PLC ............................ 343,799 3,717,190
InterContinental Hotels Group PLC ............. 43,929 6,281,016
Intertek Group PLC ....................... 55,369 3,566,766
J Sainsbury PLC ......................... 604,520 2,704,710
JD Sports Fashion PLC .................... 693,165 636,330
Kingfisher PLC .......................... 709,400 2,789,577
Land Securities Group PLC .................. 263,217 2,117,919
Legal & General Group PLC ................. 1,834,941 6,297,016
Lloyds Banking Group PLC .................. 18,071,584 24,564,754
London Stock Exchange Group PLC ............ 148,499 19,268,736
M&G PLC .............................. 672,800 2,765,176
Marks & Spencer Group PLC ................. 625,676 2,810,433
Melrose Industries PLC ..................... 393,779 2,584,084
National Grid PLC ........................ 1,529,482 27,378,608
NatWest Group PLC ....................... 2,392,171 19,079,650
Next PLC .............................. 38,549 6,803,455
Pearson PLC ........................... 225,037 3,320,863
Prudential PLC .......................... 847,209 12,767,050
Reckitt Benckiser Group PLC ................. 201,436 12,817,083
RELX PLC ............................. 578,768 21,105,545
Rentokil Initial PLC ........................ 768,667 5,182,165
Rio Tinto PLC ........................... 365,314 36,800,453
Rolls-Royce Holdings PLC .................. 2,630,211 42,324,190
Sage Group PLC (The) ..................... 286,993 3,422,862
Schroders PLC .......................... 135,350 1,065,744
Security Shares Value
a
United Kingdom (continued)
Segro PLC ............................. 392,069 $ 3,713,671
Severn Trent PLC ........................ 101,117 4,495,032
Shell PLC .............................. 1,852,376 84,221,554
Smith & Nephew PLC ...................... 280,931 4,347,074
Smiths Group PLC ........................ 98,764 3,409,890
Spirax Group PLC ........................ 18,959 1,850,341
SSE PLC .............................. 379,620 13,592,051
Standard Chartered PLC .................... 657,719 16,748,699
Standard Life PLC ........................ 219,462 2,257,845
Sunbelt Rentals Holdings, Inc. ................ 139,928 10,517,546
Tesco PLC ............................. 2,167,022 14,214,568
Unilever PLC ........................... 682,905 39,823,688
United Utilities Group PLC ................... 214,441 4,252,835
Vodafone Group PLC ...................... 6,880,067 10,947,189
Whitbread PLC .......................... 48,919 1,487,036
Wise PLC, Class A
(b)
....................... 186,848 2,672,175
1,017,895,246
a
United States  — 63.0%
3M Co. ................................ 164,527 24,106,496
Abbott Laboratories ....................... 549,987 49,933,320
AbbVie, Inc. ............................ 556,840 117,671,429
Accenture PLC, Class A .................... 192,549 34,410,432
Adobe, Inc.
(b)
............................ 130,970 32,231,717
Advanced Micro Devices, Inc.
(b)
............... 513,610 182,069,609
AECOM ............................... 44,122 3,710,660
Affirm Holdings, Inc., Class A
(b)
................ 86,732 5,575,133
Aflac, Inc. .............................. 154,528 17,565,198
Agilent Technologies, Inc. ................... 91,148 10,532,151
Air Products and Chemicals, Inc. .............. 71,458 21,440,973
Airbnb, Inc., Class A
(b)
...................... 135,709 19,048,115
Allegion PLC ............................ 28,721 3,948,563
Alliant Energy Corp. ....................... 80,953 5,944,379
Allstate Corp. (The) ....................... 82,810 17,991,301
Alnylam Pharmaceuticals, Inc.
(b)
............... 42,294 13,089,570
Alphabet, Inc., Class A ..................... 1,833,360 705,476,928
Alphabet, Inc., Class C, NVS ................. 1,530,696 584,634,030
Altria Group, Inc. ......................... 531,842 38,638,321
Amazon.com, Inc.
(b)
....................... 3,032,541 803,805,317
Amcor PLC ............................. 149,934 5,703,489
Ameren Corp. ........................... 86,555 9,836,976
American Electric Power Co., Inc. .............. 167,418 22,954,682
American Express Co. ..................... 172,010 55,567,830
American International Group, Inc. ............. 169,619 12,687,501
American Tower Corp. ..................... 146,833 26,827,857
American Water Works Co., Inc. ............... 63,066 8,098,936
Ameriprise Financial, Inc. ................... 28,038 13,312,162
AMETEK, Inc. ........................... 74,009 17,429,119
Amgen, Inc. ............................ 169,677 58,750,661
Amphenol Corp., Class A ................... 385,607 56,788,343
Amrize Ltd.
(b)
............................ 147,416 7,928,032
Analog Devices, Inc. ....................... 153,397 61,705,477
Annaly Capital Management, Inc. .............. 193,906 4,440,447
Aon PLC, Class A ........................ 64,086 19,972,402
Apollo Global Management, Inc. ............... 136,882 17,619,451
Apple, Inc. ............................. 4,628,061 1,255,824,352
Applied Materials, Inc. ..................... 249,904 98,584,629
AppLovin Corp., Class A
(b)
................... 73,406 32,764,768
Aptiv PLC
(b)
............................. 66,429 4,003,012
Arch Capital Group Ltd.
(b)
................... 116,390 10,994,199
Archer-Daniels-Midland Co. .................. 153,084 11,410,881
Ares Management Corp., Class A .............. 70,021 8,220,465
Arista Networks, Inc.
(b)
..................... 337,324 58,259,228
Arthur J Gallagher & Co. .................... 82,186 16,963,190
AST SpaceMobile , Inc.
(a)(b)
................... 68,574 5,067,619

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Astera Labs, Inc.
(b)
........................ 42,702 $ 8,315,787
AT&T, Inc. .............................. 2,231,354 58,305,280
Atlassian Corp., Class A
(b)
................... 52,809 3,622,169
Atmos Energy Corp. ....................... 50,959 9,681,191
Autodesk, Inc.
(b)
.......................... 66,991 15,876,867
Automatic Data Processing, Inc. ............... 127,513 27,025,105
AutoZone, Inc.
(b)
......................... 5,201 19,264,660
AvalonBay Communities, Inc. ................ 44,167 8,082,561
Avery Dennison Corp. ...................... 24,644 4,039,891
Axon Enterprise, Inc.
(b)
..................... 23,764 9,547,425
Baker Hughes Co. ........................ 304,861 21,239,666
Ball Corp. .............................. 84,656 5,170,788
Bank of America Corp. ..................... 2,127,391 113,730,323
Bank of New York Mellon Corp. (The) ........... 213,860 28,736,368
Becton Dickinson & Co. .................... 91,326 13,611,227
Berkshire Hathaway, Inc., Class B
(b)
............ 432,237 204,707,443
Best Buy Co., Inc. ........................ 66,873 4,045,148
Biogen, Inc.
(b)
........................... 46,181 8,741,140
BlackRock, Inc.
(f)
......................... 46,761 49,828,522
Blackstone, Inc. .......................... 234,306 29,424,147
Block, Inc., Class A
(b)
...................... 172,506 12,163,398
Bloom Energy Corp., Class A
(b)
................ 71,445 20,244,655
Boeing Co. (The)
(b)
........................ 246,784 56,520,940
Booking Holdings, Inc. ..................... 253,126 42,616,293
Boston Scientific Corp.
(b)
.................... 461,583 26,591,797
Bristol-Myers Squibb Co. .................... 633,853 38,405,153
Broadcom, Inc. .......................... 1,419,503 592,543,137
Broadridge Financial Solutions, Inc. ............ 38,774 5,970,421
Brown & Brown, Inc. ....................... 91,514 5,504,567
Builders FirstSource , Inc.
(b)
.................. 34,215 2,706,064
Bunge Global SA ......................... 44,025 5,594,257
Burlington Stores, Inc.
(b)
.................... 20,524 6,567,885
Cadence Design Systems, Inc.
(b)
.............. 84,900 27,982,191
Capital One Financial Corp. .................. 199,506 38,165,498
Cardinal Health, Inc. ....................... 73,240 14,126,531
Carlisle Companies, Inc. .................... 14,180 5,037,587
Carlyle Group, Inc. (The) .................... 73,526 3,681,447
Carnival Corp. ........................... 343,986 9,119,069
Carrier Global Corp. ....................... 235,239 15,801,004
Carvana Co., Class A
(b)
..................... 42,242 16,719,384
Casey's General Stores, Inc. ................. 12,106 9,952,948
Caterpillar, Inc. .......................... 147,295 131,108,752
Cboe Global Markets, Inc. ................... 33,185 9,958,487
CBRE Group, Inc., Class A
(b)
................. 96,210 13,732,053
CDW Corp. ............................. 42,135 5,768,703
Cencora , Inc. ........................... 59,080 18,197,231
Centene Corp.
(b)
......................... 165,617 8,891,977
CenterPoint Energy, Inc. .................... 206,682 9,021,669
CF Industries Holdings, Inc. .................. 48,292 5,997,866
CH Robinson Worldwide, Inc. ................ 38,042 6,916,416
Charles Schwab Corp. (The) ................. 532,337 48,783,363
Charter Communications, Inc., Class A
(b)
......... 26,188 4,325,472
Cheniere Energy, Inc. ...................... 67,836 18,651,508
Chevron Corp. ........................... 600,136 116,012,290
Chipotle Mexican Grill, Inc., Class A
(b)
........... 426,192 14,486,266
Chubb Ltd. ............................. 117,588 38,451,276
Church & Dwight Co., Inc. ................... 78,133 7,583,589
Ciena Corp.
(b)
........................... 44,884 23,679,901
Cigna Group (The) ........................ 83,726 24,329,101
Cincinnati Financial Corp. ................... 50,320 8,232,352
Cintas Corp. ............................ 111,180 19,424,258
Cisco Systems, Inc. ....................... 1,238,911 113,360,357
Citigroup, Inc. ........................... 564,494 72,243,942
Citizens Financial Group, Inc. ................ 141,031 9,174,067
Security Shares Value
a
United States (continued)
Clorox Co. (The) ......................... 40,850 $ 3,939,574
Cloudflare, Inc., Class A
(b)
................... 99,136 20,319,906
CME Group, Inc., Class A ................... 112,243 32,305,780
CMS Energy Corp. ........................ 99,213 7,613,606
Coca-Cola Co. (The) ...................... 1,286,758 101,345,060
Coeur Mining, Inc.
(b)
....................... 326,125 5,860,466
Cognizant Technology Solutions Corp., Class A ..... 145,433 7,693,406
Coherent Corp.
(b)
......................... 49,545 15,840,032
Coinbase Global, Inc., Class A
(b)
............... 68,846 12,927,213
Colgate-Palmolive Co. ..................... 244,773 20,893,823
Comcast Corp., Class A .................... 1,142,443 30,891,659
Comfort Systems USA, Inc. .................. 10,972 20,191,223
ConocoPhillips .......................... 383,420 48,226,568
Consolidated Edison, Inc. ................... 113,953 12,704,620
Constellation Brands, Inc., Class A ............. 48,949 7,664,434
Constellation Energy Corp. .................. 97,996 30,672,748
Cooper Companies, Inc. (The)
(b)
............... 65,755 4,135,990
Copart, Inc.
(b)
........................... 295,903 9,797,348
Corebridge Financial, Inc. ................... 24,363 670,957
CoreWeave , Inc., Class A
(a)(b)
................. 73,036 8,150,818
Corning, Inc. ............................ 254,820 41,851,637
Corpay , Inc.
(b)
........................... 22,096 6,771,761
Corteva, Inc. ............................ 214,572 17,382,478
CoStar Group, Inc.
(b)
....................... 136,222 4,714,643
Costco Wholesale Corp. .................... 139,373 141,398,090
Coterra Energy, Inc. ....................... 238,996 8,582,346
CRH PLC .............................. 209,912 24,857,779
Crowdstrike Holdings, Inc., Class A
(b)
............ 79,879 35,606,064
Crown Castle, Inc. ........................ 132,812 11,791,049
CSX Corp. ............................. 588,805 26,749,411
Cummins, Inc. ........................... 44,163 29,633,815
Curtiss-Wright Corp. ....................... 10,646 7,667,249
CVS Health Corp. ........................ 403,639 33,619,092
Danaher Corp. .......................... 200,772 35,928,149
Darden Restaurants, Inc. ................... 35,947 7,209,530
Datadog, Inc., Class A
(b)
.................... 99,804 13,193,091
Deckers Outdoor Corp.
(b)
.................... 46,011 4,702,324
Deere & Co. ............................ 81,473 48,058,479
Dell Technologies, Inc., Class C ............... 101,208 21,147,412
Delta Air Lines, Inc. ....................... 49,596 3,372,032
Devon Energy Corp. ....................... 178,306 9,159,579
Dexcom, Inc.
(b)
.......................... 122,034 7,267,125
Diamondback Energy, Inc. ................... 56,329 11,582,932
Dick's Sporting Goods, Inc. .................. 20,458 4,642,329
Digital Realty Trust, Inc. .................... 108,780 21,858,253
Dollar General Corp. ...................... 71,537 8,289,708
Dollar Tree, Inc.
(b)
......................... 61,287 5,951,581
Dominion Energy, Inc. ...................... 259,812 16,757,874
Domino's Pizza, Inc. ....................... 9,754 3,310,703
DoorDash , Inc., Class A
(b)
................... 123,177 20,773,801
Dover Corp. ............................ 43,236 9,789,063
Dow, Inc. .............................. 225,356 9,124,664
DR Horton, Inc. .......................... 85,249 13,116,411
DraftKings, Inc., Class A
(b)
................... 143,242 3,340,403
DTE Energy Co. ......................... 66,097 10,026,254
Duke Energy Corp. ....................... 245,090 31,751,410
DuPont de Nemours, Inc. ................... 136,431 6,229,439
Eaton Corp. PLC ......................... 121,925 52,794,744
eBay, Inc. .............................. 139,853 14,471,988
EchoStar Corp., Class A
(a)(b)
.................. 44,963 5,536,744
Ecolab, Inc. ............................ 79,694 20,768,256
Edison International ....................... 123,150 8,557,693
Edwards Lifesciences Corp.
(b)
................ 180,527 15,074,004
Electronic Arts, Inc. ....................... 75,090 15,195,963

iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Elevance Health, Inc. ...................... 70,038 $ 26,363,704
Eli Lilly & Co. ........................... 252,583 236,064,072
EMCOR Group, Inc. ....................... 14,417 12,855,206
Emerson Electric Co. ...................... 179,280 25,178,083
Entegris , Inc. ............................ 48,916 6,915,744
Entergy Corp. ........................... 142,847 16,843,090
EOG Resources, Inc. ...................... 163,474 22,979,540
EQT Corp. ............................. 196,588 11,811,007
Equifax, Inc. ............................ 40,041 6,964,732
Equinix, Inc. ............................ 31,033 33,603,463
Equitable Holdings, Inc. .................... 79,335 3,347,937
Equity Residential ........................ 111,294 7,276,402
Erie Indemnity Co., Class A, NVS .............. 8,086 1,770,268
Essex Property Trust, Inc. ................... 20,155 5,304,998
Estee Lauder Companies, Inc. (The), Class A ...... 75,741 5,810,092
Everest Group Ltd. ........................ 12,774 4,557,252
Evergy , Inc. ............................. 76,043 6,299,402
Everpure , Inc., Class A
(b)
.................... 103,281 7,379,427
Eversource Energy ....................... 121,556 8,594,009
Exelon Corp. ............................ 325,443 14,967,124
Expand Energy Corp. ...................... 75,148 7,676,368
Expedia Group, Inc. ....................... 37,968 9,430,112
Expeditors International of Washington, Inc. ....... 38,406 5,679,863
Extra Space Storage, Inc. ................... 69,305 9,933,486
Exxon Mobil Corp. ........................ 1,324,565 204,420,116
F5, Inc.
(b)
.............................. 19,504 6,317,346
Fair Isaac Corp.
(b)
......................... 7,787 7,981,675
Fastenal Co. ............................ 356,490 16,017,096
FedEx Corp. ............................ 69,836 28,165,557
Ferguson Enterprises, Inc. ................... 61,298 16,410,088
Fidelity National Financial, Inc. ................ 71,650 3,747,295
Fidelity National Information Services, Inc. ........ 165,633 7,706,903
Fifth Third Bancorp ....................... 288,207 14,629,387
First Citizens BancShares , Inc., Class A .......... 2,595 5,148,013
First Solar, Inc.
(b)
......................... 32,626 6,586,863
FirstEnergy Corp. ........................ 177,627 8,440,835
Fiserv, Inc.
(b)
............................ 172,556 10,810,633
Flex Ltd.
(b)
.............................. 116,123 10,631,061
Flutter Entertainment PLC, Class DI
(a)(b)
.......... 53,929 5,820,557
Ford Motor Co. .......................... 1,226,589 14,817,195
Fortinet, Inc.
(b)
........................... 203,341 17,143,680
Fortive Corp. ............................ 109,548 6,549,875
Fox Corp., Class A, NVS .................... 71,281 4,525,631
Fox Corp., Class B ........................ 45,704 2,606,042
Freeport-McMoRan, Inc. .................... 447,110 25,834,016
FTAI Aviation Ltd. ......................... 30,532 7,622,924
Gaming and Leisure Properties, Inc. ............ 83,900 4,065,794
Garmin Ltd. ............................. 52,885 13,281,539
Gartner, Inc.
(b)
........................... 24,453 3,631,026
GE HealthCare Technologies, Inc. ............. 145,368 8,844,189
GE Vernova , Inc. ......................... 85,459 92,591,408
Gen Digital, Inc. .......................... 164,538 3,173,938
General Dynamics Corp. .................... 73,249 25,219,631
General Electric Co. ....................... 331,777 96,192,106
General Mills, Inc. ........................ 163,513 5,773,644
General Motors Co. ....................... 293,975 22,603,738
Genuine Parts Co. ........................ 45,856 4,917,139
Gilead Sciences, Inc. ...................... 391,023 51,161,449
Global Payments, Inc. ..................... 72,041 5,184,070
GoDaddy, Inc., Class A
(b)
.................... 45,666 3,963,352
Goldman Sachs Group, Inc. (The) ............. 94,593 87,382,176
Graco, Inc. ............................. 55,213 4,431,948
Halliburton Co. .......................... 265,637 11,236,445
Hartford Insurance Group, Inc. (The) ............ 89,519 12,247,094
Security Shares Value
a
United States (continued)
HCA Healthcare, Inc. ...................... 50,689 $ 22,021,836
Healthpeak Properties, Inc. .................. 222,842 3,603,355
HEICO Corp. ........................... 13,698 3,697,364
HEICO Corp., Class A ...................... 23,928 5,001,431
Hershey Co. (The) ........................ 47,049 8,738,881
Hewlett Packard Enterprise Co. ............... 433,571 12,473,838
Hilton Worldwide Holdings, Inc. ............... 72,636 23,539,149
Home Depot, Inc. (The) .................... 312,945 102,896,316
Honeywell International, Inc. ................. 197,864 42,408,191
Hormel Foods Corp. ....................... 94,258 2,023,719
Howmet Aerospace, Inc. .................... 119,469 29,035,746
HP, Inc. ............................... 285,760 5,960,954
Hubbell, Inc. ............................ 17,512 8,899,073
HubSpot, Inc.
(b)
.......................... 15,461 3,428,631
Humana, Inc. ........................... 38,847 9,184,985
Huntington Bancshares, Inc. ................. 648,224 10,864,234
Hyatt Hotels Corp., Class A .................. 12,362 2,071,500
IDEX Corp. ............................. 24,568 5,352,139
IDEXX Laboratories, Inc.
(b)
................... 25,543 14,324,514
Illinois Tool Works, Inc. ..................... 88,250 22,769,382
Illumina, Inc.
(b)
........................... 51,148 6,482,498
Incyte Corp.
(b)
........................... 55,932 5,328,642
Ingersoll Rand, Inc. ....................... 127,639 10,193,251
Insmed , Inc.
(b)
........................... 67,603 9,216,317
Insulet Corp.
(b)
........................... 22,945 3,949,752
Intel Corp.
(b)
............................ 1,430,287 135,133,516
Interactive Brokers Group, Inc., Class A .......... 145,974 11,604,933
Intercontinental Exchange, Inc. ............... 177,905 28,125,001
International Business Machines Corp. .......... 293,414 67,772,766
International Flavors & Fragrances, Inc. .......... 82,938 5,822,248
International Paper Co. ..................... 157,804 4,800,398
Intuit, Inc. .............................. 86,441 33,582,328
Intuitive Surgical, Inc.
(b)
..................... 111,959 51,233,558
Invitation Homes, Inc. ...................... 188,843 5,433,013
IonQ , Inc.
(a)(b)
............................ 96,142 4,337,927
IQVIA Holdings, Inc.
(b)
...................... 55,328 8,762,295
Iron Mountain, Inc. ........................ 96,431 12,149,342
Jabil, Inc. .............................. 34,038 11,487,485
Jack Henry & Associates, Inc. ................ 23,773 3,655,099
Jacobs Solutions, Inc. ...................... 39,273 5,082,319
JB Hunt Transport Services, Inc. .............. 24,444 6,148,399
Johnson & Johnson ....................... 757,476 174,105,859
Johnson Controls International PLC ............ 191,821 28,011,621
JPMorgan Chase & Co. .................... 853,680 267,398,186
Kenvue , Inc. ............................ 583,145 10,222,532
Keurig Dr Pepper, Inc. ..................... 394,249 11,590,921
KeyCorp ............................... 290,278 6,418,047
Keysight Technologies, Inc.
(b)
................. 54,074 18,921,033
Kimberly-Clark Corp. ...................... 107,564 10,587,525
Kimco Realty Corp. ....................... 216,531 5,118,793
Kinder Morgan, Inc. ....................... 637,950 20,969,417
KKR & Co., Inc. .......................... 198,082 20,667,876
KLA Corp. .............................. 41,297 72,284,204
Kraft Heinz Co. (The) ...................... 288,314 6,533,195
Kroger Co. (The) ......................... 191,141 13,010,968
L3Harris Technologies, Inc. .................. 59,854 19,186,200
Labcorp Holdings, Inc. ..................... 27,077 6,953,374
Lam Research Corp. ...................... 396,708 102,295,125
Las Vegas Sands Corp. .................... 98,591 5,384,055
Leidos Holdings, Inc. ...................... 40,074 5,979,842
Lennar Corp., Class A ...................... 63,143 5,701,813
Lennox International, Inc. ................... 10,111 5,408,273
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(b)
............................... 64,726 5,563,200

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Linde PLC ............................. 146,646 $ 73,490,176
Live Nation Entertainment, Inc.
(b)
.............. 52,671 8,318,858
Lockheed Martin Corp. ..................... 65,873 34,120,238
Loews Corp. ............................ 49,116 5,530,953
Lowe's Companies, Inc. .................... 175,896 42,002,206
LPL Financial Holdings, Inc. .................. 25,050 8,369,957
Lululemon Athletica, Inc.
(b)
................... 34,902 4,806,005
Lumentum Holdings, Inc.
(b)
.................. 22,418 20,228,210
LyondellBasell Industries N.V., Class A .......... 79,264 5,913,094
M&T Bank Corp. ......................... 49,934 10,917,070
Marathon Petroleum Corp. .................. 95,707 23,763,091
Markel Group, Inc.
(b)
....................... 3,949 6,999,484
Marriott International, Inc., Class A ............. 71,171 25,741,839
Marsh & McLennan Companies, Inc. ............ 154,211 25,862,727
Martin Marietta Materials, Inc. ................ 19,582 12,122,629
Marvell Technology, Inc. .................... 268,747 44,383,567
Masco Corp. ............................ 60,602 4,352,436
Mastercard, Inc., Class A .................... 264,159 132,850,844
McCormick & Co., Inc., NVS ................. 79,019 4,017,326
McDonald's Corp. ........................ 223,511 65,620,594
McKesson Corp. ......................... 39,257 32,002,306
Medtronic PLC .......................... 401,504 32,509,779
MercadoLibre , Inc.
(b)
....................... 14,172 25,405,152
Merck & Co., Inc. ......................... 780,385 85,202,434
Meta Platforms, Inc., Class A ................. 685,872 419,691,936
MetLife, Inc. ............................ 175,604 14,065,880
Mettler-Toledo International, Inc.
(b)
............. 6,725 8,585,202
Microchip Technology, Inc. ................... 174,009 16,167,176
Micron Technology, Inc. ..................... 354,301 183,230,305
Microsoft Corp. .......................... 2,222,841 906,430,103
Mid-America Apartment Communities, Inc. ........ 37,174 4,802,137
Mondelez International, Inc., Class A ............ 412,910 25,369,190
MongoDB, Inc., Class A
(b)
................... 26,763 6,712,963
Monolithic Power Systems, Inc. ............... 15,420 24,894,202
Monster Beverage Corp.
(b)
................... 229,675 17,701,052
Moody's Corp. ........................... 50,491 23,319,268
Morgan Stanley .......................... 371,687 70,839,825
Motorola Solutions, Inc. .................... 52,893 23,221,614
MSCI, Inc., Class A ....................... 23,842 14,100,397
Nasdaq, Inc. ............................ 141,348 12,991,295
Natera , Inc.
(b)
........................... 42,567 8,775,613
Nebius Group N.V., Class A
(a)(b)
................ 63,975 8,843,264
NetApp, Inc. ............................ 65,881 7,297,638
Netflix, Inc.
(b)
............................ 1,334,017 124,877,331
Neurocrine Biosciences, Inc.
(b)
................ 33,964 4,472,040
Newmont Corp. .......................... 343,215 38,127,754
News Corp., Class A, NVS .................. 127,497 3,355,721
NextEra Energy, Inc. ...................... 646,861 63,314,755
NIKE, Inc., Class B ....................... 382,288 16,958,296
NiSource, Inc. ........................... 152,881 7,381,095
Nordson Corp. ........................... 16,964 4,893,266
Norfolk Southern Corp. ..................... 70,619 22,303,599
Northern Trust Corp. ....................... 55,697 9,264,639
Northrop Grumman Corp. ................... 42,614 24,693,961
NRG Energy, Inc. ......................... 63,932 9,946,541
Nucor Corp. ............................ 72,868 16,416,432
NVIDIA Corp. ........................... 7,654,894 1,527,687,196
NVR, Inc.
(b)
............................. 733 4,629,533
NXP Semiconductors N.V. ................... 79,641 23,381,801
Occidental Petroleum Corp. .................. 228,551 13,845,620
Oklo , Inc., Class A
(b)
....................... 35,620 2,582,450
Okta, Inc., Class A
(b)
....................... 53,504 3,940,570
Old Dominion Freight Line, Inc. ............... 58,956 12,524,023
Omnicom Group, Inc. ...................... 103,430 7,935,150
Security Shares Value
a
United States (continued)
ON Semiconductor Corp.
(b)
.................. 128,951 $ 12,999,550
ONEOK, Inc. ............................ 201,364 18,618,115
Oracle Corp. ............................ 539,938 87,140,594
O'Reilly Automotive, Inc.
(b)
................... 268,904 26,729,058
Otis Worldwide Corp. ...................... 116,499 9,072,942
PACCAR, Inc. ........................... 167,732 19,926,562
Packaging Corp. of America ................. 28,069 5,991,328
Palantir Technologies, Inc., Class A
(b)
........... 718,423 99,939,824
Palo Alto Networks, Inc.
(b)
................... 253,231 45,409,383
Parker-Hannifin Corp. ...................... 39,501 35,922,999
Paychex, Inc. ........................... 100,797 9,336,826
PayPal Holdings, Inc. ...................... 283,370 14,208,172
Pentair PLC ............................ 51,138 4,127,348
PepsiCo, Inc. ........................... 429,563 68,081,440
Pfizer, Inc. ............................. 1,796,890 47,976,963
PG&E Corp. ............................ 708,190 11,770,118
Philip Morris International, Inc. ................ 490,353 80,942,570
Phillips 66 .............................. 126,964 22,745,601
Pinnacle Financial Partners, Inc. ............... 48,427 4,791,367
Pinterest, Inc., Class A
(b)
.................... 192,888 3,792,178
PNC Financial Services Group, Inc. (The) ........ 121,679 27,134,417
PPG Industries, Inc. ....................... 73,535 7,978,548
PPL Corp. ............................. 239,705 8,974,555
Principal Financial Group, Inc. ................ 70,238 7,087,717
Procter & Gamble Co. (The) ................. 736,458 108,325,607
Progressive Corp. (The) .................... 184,610 37,158,301
Prologis, Inc. ............................ 294,893 41,880,704
Prudential Financial, Inc. .................... 111,822 10,970,856
PTC, Inc.
(b)
............................. 39,568 5,393,118
Public Service Enterprise Group, Inc. ........... 149,758 12,229,238
Public Storage ........................... 50,526 15,281,589
PulteGroup, Inc. ......................... 62,420 7,637,711
Qnity Electronics, Inc. ...................... 68,101 9,579,087
QUALCOMM, Inc. ........................ 334,692 60,103,989
Quanta Services, Inc. ...................... 46,877 34,115,674
Quest Diagnostics, Inc. ..................... 36,445 7,077,619
Raymond James Financial, Inc. ............... 55,418 8,773,778
Realty Income Corp. ....................... 295,269 18,968,081
Reddit, Inc., Class A
(b)
...................... 33,931 4,995,661
Regency Centers Corp. .................... 54,372 4,232,860
Regeneron Pharmaceuticals, Inc. .............. 32,592 23,044,500
Regions Financial Corp. .................... 282,331 8,060,550
Reliance, Inc. ........................... 16,813 6,094,712
Republic Services, Inc., Class A ............... 66,535 13,920,453
ResMed, Inc. ........................... 47,374 10,129,035
Revolution Medicines, Inc.
(b)
.................. 44,468 6,408,728
Rivian Automotive, Inc., Class A
(b)
.............. 263,027 4,313,643
Robinhood Markets, Inc., Class A
(b)
............. 238,218 17,363,710
ROBLOX Corp., Class A
(b)
................... 185,081 10,227,576
Rocket Companies, Inc., Class A
(b)
............. 289,190 4,227,958
Rocket Lab Corp.
(b)
....................... 152,059 12,546,388
Rockwell Automation, Inc. ................... 36,316 14,849,976
Rollins, Inc. ............................. 95,133 5,301,762
Roper Technologies, Inc. .................... 34,193 12,132,018
Ross Stores, Inc. ......................... 102,887 23,436,630
Royal Caribbean Cruises Ltd. ................ 81,871 21,594,295
Royalty Pharma PLC, Class A ................ 125,446 6,283,590
RPM International, Inc. ..................... 41,127 4,190,430
RTX Corp. ............................. 421,520 74,217,026
S&P Global, Inc. ......................... 97,929 42,229,923
Salesforce, Inc. .......................... 294,946 52,066,817
Samsara, Inc., Class A
(b)
.................... 107,200 3,080,928
SBA Communications Corp., Class A ............ 30,011 6,638,433
Seagate Technology Holdings PLC ............. 68,748 46,311,403

iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Sempra ............................... 199,276 $ 18,955,133
ServiceNow, Inc.
(b)
........................ 329,942 29,137,178
Sherwin-Williams Co. (The) .................. 74,849 24,072,187
Simon Property Group, Inc. .................. 101,115 20,598,137
SLB Ltd. ............................... 459,396 26,130,444
Smurfit Westrock PLC ..................... 168,765 6,478,888
Snap, Inc., Class A, NVS
(b)
.................. 339,083 2,058,234
Snap-on, Inc. ........................... 16,136 6,186,542
Snowflake, Inc., Class A
(b)
................... 103,194 14,082,885
SoFi Technologies, Inc.
(b)
.................... 393,831 6,340,679
Solventum Corp.
(b)
........................ 48,390 3,259,550
Southern Co. (The) ....................... 347,848 33,636,902
SS&C Technologies Holdings, Inc. ............. 69,434 4,811,776
Starbucks Corp. .......................... 353,771 37,262,699
State Street Corp. ........................ 90,297 13,800,993
Steel Dynamics, Inc. ....................... 44,906 10,268,206
STERIS PLC ............................ 30,833 6,687,061
Strategy, Inc., Class A
(a)(b)
................... 81,544 13,491,455
Stryker Corp. ........................... 108,383 34,154,735
Sun Communities, Inc. ..................... 35,135 4,491,658
Super Micro Computer, Inc.
(b)
................. 170,239 4,664,549
Synchrony Financial ....................... 115,639 8,811,692
Synopsys, Inc.
(b)
......................... 59,549 28,738,347
Sysco Corp. ............................ 145,835 10,895,333
T Rowe Price Group, Inc. ................... 70,212 7,223,411
Take-Two Interactive Software, Inc.
(b)
............ 60,105 12,848,045
Tapestry, Inc. ............................ 65,858 9,552,044
Targa Resources Corp. ..................... 69,016 17,949,681
Target Corp. ............................ 142,675 18,512,081
TE Connectivity PLC ...................... 92,533 19,585,535
Teledyne Technologies, Inc.
(b)
................. 14,419 9,312,511
Teradyne, Inc. ........................... 50,332 17,287,532
Tesla, Inc.
(b)
............................. 891,209 340,112,091
Texas Instruments, Inc. ..................... 285,780 80,327,042
Texas Pacific Land Corp. .................... 18,839 8,358,299
Textron, Inc. ............................ 48,688 4,672,100
Thermo Fisher Scientific, Inc. ................. 118,498 56,755,802
TJX Companies, Inc. (The) .................. 347,438 54,460,907
T-Mobile U.S., Inc. ........................ 157,828 30,855,374
Toast, Inc., Class A
(b)
...................... 152,119 4,338,434
Tractor Supply Co. ........................ 158,565 5,565,631
Trade Desk, Inc. (The), Class A
(b)
.............. 145,412 3,430,269
Tradeweb Markets, Inc., Class A ............... 37,517 4,248,800
Trane Technologies PLC .................... 70,092 34,523,114
TransDigm Group, Inc. ..................... 18,014 20,895,880
TransUnion
(a)
............................ 64,691 4,593,061
Travelers Companies, Inc. (The) ............... 69,663 21,256,968
Trimble, Inc.
(b)
........................... 75,128 5,057,617
Truist Financial Corp. ...................... 400,989 20,650,934
Twilio, Inc., Class A
(b)
...................... 47,131 6,978,216
Tyler Technologies, Inc.
(b)
................... 13,239 4,516,352
Tyson Foods, Inc., Class A .................. 88,681 5,681,792
U.S. Bancorp ........................... 489,050 27,709,573
Uber Technologies, Inc.
(b)
................... 625,289 46,652,812
UDR, Inc. .............................. 103,679 3,767,695
Ulta Beauty, Inc.
(b)
........................ 14,455 7,769,273
Union Pacific Corp. ....................... 186,054 50,137,832
United Airlines Holdings, Inc.
(b)
................ 26,861 2,417,490
United Parcel Service, Inc., Class B ............ 234,280 25,489,664
United Rentals, Inc. ....................... 20,137 19,328,298
United Therapeutics Corp.
(b)
.................. 12,707 7,260,144
UnitedHealth Group, Inc. .................... 285,238 105,674,974
Universal Health Services, Inc., Class B ......... 15,651 2,633,594
Valero Energy Corp. ....................... 97,134 24,534,106
Security Shares Value
a
United States (continued)
Veeva Systems, Inc., Class A
(b)
............... 50,336 $ 7,850,906
Ventas, Inc. ............................ 146,958 12,911,730
Veralto Corp. ............................ 78,868 6,956,158
VeriSign, Inc. ........................... 27,620 7,420,389
Verisk Analytics, Inc., Class A ................. 43,924 8,103,539
Verizon Communications, Inc. ................ 1,327,955 63,781,679
Vertex Pharmaceuticals, Inc.
(b)
................ 80,535 34,419,048
Vertiv Holdings Co., Class A ................. 114,734 37,688,972
VICI Properties, Inc. ....................... 345,771 10,096,513
Visa, Inc., Class A ........................ 526,575 173,685,498
Vistra Corp. ............................ 109,156 17,229,183
Vulcan Materials Co. ...................... 42,025 12,680,624
W R Berkley Corp. ........................ 82,538 5,516,015
Walmart, Inc. ............................ 1,377,107 181,681,727
Walt Disney Co. (The) ..................... 561,150 58,219,313
Warner Bros Discovery, Inc.
(b)
................ 752,806 20,363,402
Waste Connections, Inc. .................... 78,785 12,977,465
Waste Management, Inc. .................... 126,750 29,475,713
Waters Corp.
(b)
.......................... 31,039 9,598,190
Watsco , Inc. ............................ 11,029 4,828,937
WEC Energy Group, Inc. .................... 103,034 12,151,830
Wells Fargo & Co. ........................ 983,884 80,904,781
Welltower, Inc. ........................... 217,140 47,193,208
West Pharmaceutical Services, Inc. ............ 23,188 6,900,517
Western Digital Corp. ...................... 108,542 47,163,670
Westinghouse Air Brake Technologies Corp. ....... 54,828 14,797,529
Weyerhaeuser Co. ........................ 224,160 5,496,403
Williams Companies, Inc. (The) ............... 375,931 28,687,295
Williams-Sonoma, Inc. ..................... 35,874 6,500,728
Willis Towers Watson PLC ................... 30,772 7,883,786
Workday, Inc., Class A
(b)
.................... 69,345 8,487,828
WP Carey, Inc. .......................... 68,197 4,973,607
WW Grainger, Inc. ........................ 14,356 16,672,341
Xcel Energy, Inc. ......................... 185,323 15,372,543
Xylem, Inc. ............................. 78,907 9,323,651
Yum! Brands, Inc. ........................ 88,846 14,184,264
Zebra Technologies Corp., Class A
(b)
............ 16,148 3,653,646
Zillow Group, Inc., Class C, NVS
(b)
............. 53,229 2,363,368
Zimmer Biomet Holdings, Inc. ................ 65,088 5,365,204
Zoetis, Inc., Class A ....................... 139,626 16,052,801
Zoom Communications, Inc., Class A
(b)
.......... 77,311 7,510,764
Zscaler, Inc.
(b)
........................... 33,271 4,347,854
19,722,287,202
a
Total Common Stocks — 99.3%
(Cost: $20,208,685,812) .............................. 31,071,225,460
a
Preferred Stocks
Brazil  — 0.1%
Axia Energia SA, Class C, Preference Shares
(b)
.... 120,956 1,464,379
Banco Bradesco SA, Preference Shares, NVS ..... 1,830,106 7,140,363
Cia Energetica de Minas Gerais, Preference Shares,
NVS ................................ 619,587 1,569,050
Gerdau SA, Preference Shares, NVS ........... 365,868 1,670,559
Itau Unibanco Holding SA, Preference Shares, NVS . 1,739,314 15,170,437
Itausa SA, Preference Shares, NVS ............ 1,918,146 5,392,098
Petroleo Brasileiro SA - Petrobras, Preference Shares,
NVS ................................ 1,537,664 15,240,630
47,647,516
a
Chile  — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares
(b)
..................... 45,047 4,142,947
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Colombia  — 0.0%
Grupo Cibest SA, Preference Shares ........... 226,082 $ 3,881,028
a
Germany  — 0.1%
Bayerische Motoren Werke AG, Preference Shares,
NVS ................................ 21,510 1,962,793
Dr Ing hc F Porsche AG, Preference Shares, NVS
(a)
.. 36,415 1,768,347
Henkel AG & Co. KGaA , Preference Shares, NVS ... 51,962 3,781,170
Porsche Automobil Holding SE, Preference Shares,
NVS ................................ 55,379 2,015,028
Sartorius AG, Preference Shares, NVS
(a)
......... 8,535 2,180,490
Volkswagen AG, Preference Shares, NVS ........ 66,810 6,775,083
18,482,911
a
Italy  — 0.0%
Telecom Italia SpA , Preference Shares, NVS
(b)
..... 666,253 615,180
a
South Korea  — 0.1%
Hyundai Motor Co., Series 1, Preference Shares, NVS 2,471 417,721
Hyundai Motor Co., Series 2, Preference Shares, NVS 7,519 1,267,574
Samsung Electronics Co. Ltd., Preference Shares,
NVS ................................ 272,342 29,394,927
31,080,222
a
Total Preferred Stocks — 0.3%
(Cost: $69,588,903) ................................. 105,849,804
a
Rights
Switzerland  — 0.0%
SGS SA (Expires 12/31/26)
(b)(d)
................ 49,228 201,612
a
United States  — 0.0%
TPG, Inc. (Expires 04/09/29)
(b)
................ 72,235 722
a
Total Rights — 0.0%
(Cost: $199,518) ................................... 202,334
Security Shares Value
a
Warrants
Canada  — 0.0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a)(b)(d)
........................... 5,990 $ —
a
Total Warrants — 0.0%
(Cost: $–) ........................................ —
a
Total Long-Term Investments — 99.6%
(Cost: $20,278,474,233) .............................. 31,177,277,598
a
Short-Term Securities
Money Market Funds  —  0.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(f)(g)(h)
...................... 202,663,506 202,724,306
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(f)(g)
............................. 49,508,183 49,508,183
a
Total Short-Term Securities — 0.8%
(Cost: $252,172,272) ................................ 252,232,489
Total Investments —  100.4%
(Cost: $20,530,646,505) .............................. 31,429,510,087
Liabilities in Excess of Other Assets — (0.4)% ............... (128,273,132)
Net Assets — 100.0% ................................. $ 31,301,236,955
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 174,803,880  $ 27,947,639
(a)
$ —  $ (25,850) $ (1,363) $ 202,724,306  202,663,506  $ 809,123
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 26,220,000  23,288,183
(a)
—  —  —  49,508,183  49,508,183  795,446  —
BlackRock, Inc. ... 42,267,278  10,098,380  (1,175,616) 645,105  (2,006,625) 49,828,522  46,761  651,914  —
$ —  $ 619,255  $ (2,007,988)
$ 302,061,011
$ 2,256,483  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI ACWI ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 195 06/18/26 $ 70,627 $ 4,451,079
MSCI EAFE Index ..................................................................... 173 06/19/26 26,349 827,772
MSCI Emerging Markets Index ............................................................. 166 06/19/26 13,564 1,053,587
$ 6,332,438
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,545,261,531  $ 9,525,963,328  $ 601  $ 31,071,225,460
Preferred Stocks ......................................... 55,671,491  50,178,313  —  105,849,804
Rights ................................................ —  722  201,612  202,334
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 252,232,489  —  —  252,232,489
$ 21,853,165,511  $ 9,576,142,363  $ 202,213  $ 31,429,510,087
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,332,438  $ —  $ —  $ 6,332,438
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of Participation (Ordinary)
GDR Global Depositary Receipt
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ETF

Portfolio Abbreviation (continued)
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust